American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
March 31, 2019

VP Balanced - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.9%
Aerospace and Defense — 1.5%
Boeing Co. (The)	5,930	2,261,821
Raytheon Co.	8,189	1,491,053
		3,752,874
Air Freight and Logistics — 0.4%
CH Robinson Worldwide, Inc.	12,509	1,088,158
Banks — 3.6%
Bank of America Corp.	100,781	2,780,548
Comerica, Inc.	6,107	447,765
Fifth Third Bancorp	13,118	330,836
JPMorgan Chase & Co.	29,079	2,943,667
SunTrust Banks, Inc.	22,151	1,312,447
Wells Fargo & Co.	17,505	845,842
		8,661,105
Beverages — 1.5%
Coca-Cola Co. (The)	43,791	2,052,046
PepsiCo, Inc.	12,109	1,483,958
		3,536,004
Biotechnology — 2.3%
AbbVie, Inc.	22,225	1,791,113
Alexion Pharmaceuticals, Inc.(1)	1,563	211,286
Amgen, Inc.	9,653	1,833,877
Biogen, Inc.(1)	4,479	1,058,746
Celgene Corp.(1)	8,011	755,758
		5,650,780
Building Products†
Johnson Controls International plc	2,088	77,131
Capital Markets — 0.4%
Cboe Global Markets, Inc.	576	54,973
LPL Financial Holdings, Inc.	11,690	814,209
TD Ameritrade Holding Corp.	1,887	94,331
		963,513
Chemicals — 0.3%
CF Industries Holdings, Inc.	16,654	680,816
Commercial Services and Supplies — 1.4%
MSA Safety, Inc.	4,178	432,005
Republic Services, Inc.	18,029	1,449,171
Waste Management, Inc.	15,147	1,573,925
		3,455,101
Communications Equipment — 1.3%
Cisco Systems, Inc.	51,991	2,806,994
F5 Networks, Inc.(1)	2,042	320,451
		3,127,445

Consumer Finance — 0.8%
Discover Financial Services	18,118	1,289,277
Synchrony Financial	18,327	584,631
		1,873,908
Containers and Packaging — 0.2%
Packaging Corp. of America	5,964	592,702
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	207	141,418
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	6,199	1,245,317
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	8,283	259,755
Verizon Communications, Inc.	43,826	2,591,431
		2,851,186
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	3,773	662,011
Electronic Equipment, Instruments and Components — 0.9%
CDW Corp.	3,952	380,854
Keysight Technologies, Inc.(1)	17,222	1,501,759
National Instruments Corp.	2,478	109,924
Tech Data Corp.(1)	1,929	197,549
		2,190,086
Entertainment — 0.9%
Activision Blizzard, Inc.	16,540	753,066
Electronic Arts, Inc.(1)	13,058	1,327,085
		2,080,151
Equity Real Estate Investment Trusts (REITs) — 1.4%
Brixmor Property Group, Inc.	67,702	1,243,686
GEO Group, Inc. (The)	21,661	415,891
Healthcare Trust of America, Inc., Class A	26,352	753,403
Host Hotels & Resorts, Inc.	29,273	553,260
Life Storage, Inc.	2,947	286,655
PS Business Parks, Inc.	968	151,811
		3,404,706
Food Products — 0.9%
General Mills, Inc.	30,371	1,571,699
Hershey Co. (The)	5,972	685,765
		2,257,464
Health Care Equipment and Supplies — 2.7%
Danaher Corp.	13,363	1,764,183
DexCom, Inc.(1)	601	71,579
Hill-Rom Holdings, Inc.	6,730	712,438
ICU Medical, Inc.(1)	2,522	603,590
Integer Holdings Corp.(1)	5,675	428,009
Medtronic plc	21,040	1,916,323
NuVasive, Inc.(1)	3,044	172,869
STERIS plc	7,041	901,459
Varian Medical Systems, Inc.(1)	404	57,255
		6,627,705

Health Care Providers and Services — 0.6%
Amedisys, Inc.(1)	4,146	511,036
UnitedHealth Group, Inc.	4,140	1,023,656
		1,534,692
Hotels, Restaurants and Leisure — 0.6%
Darden Restaurants, Inc.	10,854	1,318,435
Extended Stay America, Inc.	7,066	126,835
		1,445,270
Household Durables — 0.1%
NVR, Inc.(1)	119	329,273
Household Products — 0.3%
Colgate-Palmolive Co.	10,684	732,281
Procter & Gamble Co. (The)	637	66,280
		798,561
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp.	33,493	605,553
NRG Energy, Inc.	24,848	1,055,543
		1,661,096
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	5,872	933,178
Insurance — 0.7%
Progressive Corp. (The)	22,671	1,634,352
Interactive Media and Services — 3.6%
Alphabet, Inc., Class A(1)	4,608	5,423,109
Facebook, Inc., Class A(1)	19,853	3,309,297
		8,732,406
Internet and Direct Marketing Retail — 2.9%
Amazon.com, Inc.(1)	3,120	5,555,940
eBay, Inc.	39,909	1,482,220
		7,038,160
IT Services — 2.3%
Akamai Technologies, Inc.(1)	15,815	1,134,094
EVERTEC, Inc.	5,960	165,747
International Business Machines Corp.	1,748	246,643
PayPal Holdings, Inc.(1)	10,779	1,119,291
Visa, Inc., Class A	18,979	2,964,330
		5,630,105
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	16,291	1,309,471
Bio-Rad Laboratories, Inc., Class A(1)	2,160	660,269
Illumina, Inc.(1)	1,592	494,618
Thermo Fisher Scientific, Inc.	7,117	1,948,065
		4,412,423
Machinery — 0.3%
Allison Transmission Holdings, Inc.	6,774	304,288
Snap-on, Inc.	2,142	335,266
		639,554
Metals and Mining — 0.4%
Steel Dynamics, Inc.	30,199	1,065,119

Multiline Retail — 0.4%
Kohl's Corp.	14,915	1,025,705
Oil, Gas and Consumable Fuels — 2.6%
Chevron Corp.	20,493	2,524,328
ConocoPhillips	23,430	1,563,718
CVR Energy, Inc.	7,826	322,431
Exxon Mobil Corp.	11,060	893,648
HollyFrontier Corp.	4,834	238,171
Phillips 66	7,304	695,122
		6,237,418
Paper and Forest Products — 0.4%
Domtar Corp.	20,182	1,002,036
Personal Products — 0.4%
Edgewell Personal Care Co.(1)	12,727	558,588
Herbalife Nutrition Ltd.(1)	8,044	426,251
USANA Health Sciences, Inc.(1)	848	71,122
		1,055,961
Pharmaceuticals — 2.8%
Allergan plc	9,153	1,340,091
Bristol-Myers Squibb Co.	9,875	471,136
Jazz Pharmaceuticals plc(1)	2,919	417,271
Johnson & Johnson	8,815	1,232,249
Merck & Co., Inc.	944	78,512
Mylan NV(1)	15,404	436,549
Pfizer, Inc.	33,133	1,407,159
Zoetis, Inc.	14,762	1,486,091
		6,869,058
Professional Services — 1.0%
CoStar Group, Inc.(1)	2,239	1,044,314
Korn Ferry	1,570	70,305
Robert Half International, Inc.	19,333	1,259,738
		2,374,357
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.	4,200	647,556
Semiconductors and Semiconductor Equipment — 2.2%
Broadcom, Inc.	4,936	1,484,305
Intel Corp.	49,318	2,648,377
QUALCOMM, Inc.	21,637	1,233,958
Xilinx, Inc.	888	112,589
		5,479,229
Software — 5.0%
Adobe, Inc.(1)	6,987	1,861,966
Intuit, Inc.	6,318	1,651,588
LogMeIn, Inc.	1,827	146,343
Microsoft Corp.	53,194	6,273,700
Oracle Corp. (New York)	17,627	946,746
VMware, Inc., Class A	7,225	1,304,185
		12,184,528

Specialty Retail — 1.9%
AutoZone, Inc.(1)	1,447	1,481,902
Murphy USA, Inc.(1)	1,928	165,075
O'Reilly Automotive, Inc.(1)	3,480	1,351,284
Ross Stores, Inc.	16,559	1,541,643
		4,539,904
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	28,780	5,466,761
HP, Inc.	14,832	288,186
		5,754,947
Textiles, Apparel and Luxury Goods — 1.6%
Deckers Outdoor Corp.(1)	9,003	1,323,351
NIKE, Inc., Class B	19,456	1,638,390
Tapestry, Inc.	30,312	984,837
		3,946,578
Thrifts and Mortgage Finance — 0.2%
Essent Group Ltd.(1)	11,055	480,340
Tobacco — 0.4%
Altria Group, Inc.	4,316	247,868
Philip Morris International, Inc.	8,300	733,637
		981,505
TOTAL COMMON STOCKS (Cost $114,263,545)		143,352,892
U.S. TREASURY SECURITIES — 11.3%
U.S. Treasury Bills, 2.54%, 2/27/20(5)	2,000,000	1,957,169
U.S. Treasury Bonds, 3.50%, 2/15/39	900,000	1,021,957
U.S. Treasury Bonds, 4.375%, 11/15/39	400,000	509,375
U.S. Treasury Bonds, 3.125%, 11/15/41	300,000	319,898
U.S. Treasury Bonds, 3.00%, 5/15/42	1,600,000	1,668,531
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	648,362
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	305,344
U.S. Treasury Bonds, 3.00%, 11/15/44	250,000	259,878
U.S. Treasury Bonds, 2.50%, 2/15/45	1,500,000	1,418,818
U.S. Treasury Bonds, 3.00%, 5/15/45	250,000	259,985
U.S. Treasury Bonds, 3.00%, 11/15/45	400,000	416,188
U.S. Treasury Bonds, 3.375%, 11/15/48	1,300,000	1,450,440
U.S. Treasury Notes, 1.50%, 10/31/19(2)	150,000	149,186
U.S. Treasury Notes, 1.875%, 12/15/20	1,200,000	1,191,281
U.S. Treasury Notes, 2.75%, 9/15/21	500,000	506,065
U.S. Treasury Notes, 2.625%, 12/15/21	2,100,000	2,122,025
U.S. Treasury Notes, 1.875%, 1/31/22	3,400,000	3,367,195
U.S. Treasury Notes, 2.375%, 3/15/22	900,000	904,307
U.S. Treasury Notes, 2.00%, 11/30/22	3,100,000	3,076,266
U.S. Treasury Notes, 2.375%, 2/29/24	800,000	805,750
U.S. Treasury Notes, 2.625%, 12/31/25	1,600,000	1,631,875
U.S. Treasury Notes, 3.125%, 11/15/28	3,400,000	3,610,840
TOTAL U.S. TREASURY SECURITIES (Cost $27,014,533)		27,600,735

CORPORATE BONDS — 10.3%
Aerospace and Defense†
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	19,783
United Technologies Corp., 6.05%, 6/1/36	35,000	41,727
United Technologies Corp., 5.70%, 4/15/40	20,000	23,417
		84,927
Air Freight and Logistics†
FedEx Corp., 4.40%, 1/15/47	40,000	37,752
United Parcel Service, Inc., 2.80%, 11/15/24	60,000	60,390
		98,142
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	200,000	199,185
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	51,822
General Motors Co., 4.20%, 10/1/27	30,000	28,823
General Motors Co., 5.15%, 4/1/38	50,000	45,829
General Motors Financial Co., Inc., 3.20%, 7/6/21	120,000	119,541
General Motors Financial Co., Inc., 5.25%, 3/1/26	200,000	206,734
		651,934
Banks — 2.2%
Bank of America Corp., 4.10%, 7/24/23	130,000	136,062
Bank of America Corp., MTN, 4.20%, 8/26/24	120,000	124,339
Bank of America Corp., MTN, 4.00%, 1/22/25	505,000	515,982
Bank of America Corp., MTN, 5.00%, 1/21/44	50,000	56,592
Bank of America Corp., MTN, VRN, 3.97%, 3/5/29	70,000	71,550
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	20,000	20,996
Bank of America Corp., VRN, 3.00%, 12/20/23	211,000	210,546
Barclays Bank plc, 5.14%, 10/14/20	200,000	205,444
Citigroup, Inc., 2.90%, 12/8/21	280,000	279,947
Citigroup, Inc., 2.75%, 4/25/22	165,000	164,432
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,613
Citigroup, Inc., 3.20%, 10/21/26	340,000	333,603
Citigroup, Inc., 4.45%, 9/29/27	130,000	133,854
Citigroup, Inc., VRN, 3.52%, 10/27/28	50,000	49,225
Discover Bank, 3.45%, 7/27/26	250,000	242,543
Fifth Third BanCorp., 4.30%, 1/16/24	95,000	99,605
HSBC Holdings plc, 2.95%, 5/25/21	200,000	200,043
HSBC Holdings plc, 4.30%, 3/8/26	200,000	207,871
HSBC Holdings plc, 4.375%, 11/23/26	200,000	205,223
Huntington Bancshares, Inc., 2.30%, 1/14/22	40,000	39,419
JPMorgan Chase & Co., 2.55%, 3/1/21	60,000	59,849
JPMorgan Chase & Co., 4.625%, 5/10/21	160,000	166,070
JPMorgan Chase & Co., 3.25%, 9/23/22	140,000	142,107
JPMorgan Chase & Co., 3.875%, 9/10/24	105,000	107,771
JPMorgan Chase & Co., 3.125%, 1/23/25	420,000	420,797
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	20,000	20,048
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	60,000	59,078
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	20,000	19,568
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	20,000	19,404
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	40,000	40,955

Regions Financial Corp., 2.75%, 8/14/22	60,000	59,588
Regions Financial Corp., 3.80%, 8/14/23	70,000	72,028
Royal Bank of Canada, 2.15%, 10/26/20	100,000	99,374
Royal Bank of Canada, MTN, 2.125%, 3/2/20	90,000	89,574
U.S. Bancorp, MTN, 3.60%, 9/11/24	50,000	51,623
Wells Fargo & Co., 3.07%, 1/24/23	40,000	40,086
Wells Fargo & Co., 4.125%, 8/15/23	180,000	186,709
Wells Fargo & Co., MTN, 3.75%, 1/24/24	70,000	72,102
Wells Fargo & Co., MTN, 3.55%, 9/29/25	150,000	152,825
Wells Fargo & Co., MTN, 4.10%, 6/3/26	80,000	81,926
Wells Fargo & Co., MTN, 4.65%, 11/4/44	25,000	25,764
Wells Fargo & Co., MTN, 4.75%, 12/7/46	10,000	10,490
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28	50,000	50,298
		5,365,923
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(3)	115,000	115,744
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	140,000	149,208
Constellation Brands, Inc., 4.75%, 12/1/25	75,000	80,079
		345,031
Biotechnology — 0.6%
AbbVie, Inc., 2.50%, 5/14/20	100,000	99,718
AbbVie, Inc., 2.90%, 11/6/22	190,000	189,693
AbbVie, Inc., 3.60%, 5/14/25	30,000	30,114
AbbVie, Inc., 4.40%, 11/6/42	30,000	27,942
AbbVie, Inc., 4.70%, 5/14/45	10,000	9,659
Amgen, Inc., 2.20%, 5/22/19	100,000	99,963
Amgen, Inc., 2.65%, 5/11/22	200,000	199,495
Amgen, Inc., 4.66%, 6/15/51	46,000	46,451
Biogen, Inc., 3.625%, 9/15/22	70,000	71,165
Celgene Corp., 3.25%, 8/15/22	155,000	156,728
Celgene Corp., 3.625%, 5/15/24	60,000	61,067
Celgene Corp., 3.875%, 8/15/25	120,000	123,298
Gilead Sciences, Inc., 4.40%, 12/1/21	50,000	51,989
Gilead Sciences, Inc., 3.65%, 3/1/26	250,000	255,386
		1,422,668
Building Products†
Masco Corp., 4.45%, 4/1/25	50,000	51,420
Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	220,000	219,310
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	290,000	289,373
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	50,000	49,420
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	10,000	10,618
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	325,000	332,667
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	40,000	39,688
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	60,000	55,048
Morgan Stanley, 2.75%, 5/19/22	310,000	308,369
Morgan Stanley, 5.00%, 11/24/25	120,000	128,823
Morgan Stanley, 4.375%, 1/22/47	20,000	20,688
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	81,044

Morgan Stanley, MTN, 3.70%, 10/23/24	190,000	193,533
Morgan Stanley, MTN, 4.00%, 7/23/25	170,000	175,242
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	60,000	60,450
		1,964,273
Chemicals†
Westlake Chemical Corp., 4.375%, 11/15/47	50,000	44,449
Commercial Services and Supplies†
Republic Services, Inc., 3.55%, 6/1/22	50,000	51,147
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	26,347
Consumer Finance — 0.3%
American Express Co., 3.00%, 10/30/24	30,000	29,908
American Express Credit Corp., MTN, 2.20%, 3/3/20	175,000	174,232
American Express Credit Corp., MTN, 2.25%, 5/5/21	40,000	39,761
Capital One Financial Corp., 3.75%, 7/28/26	200,000	195,146
PNC Bank N.A., 3.80%, 7/25/23	250,000	257,446
Synchrony Financial, 3.00%, 8/15/19	10,000	10,003
		706,496
Containers and Packaging†
International Paper Co., 4.40%, 8/15/47	50,000	46,990
Diversified Consumer Services†
CommonSpirit Health, 2.95%, 11/1/22	20,000	19,882
George Washington University (The), 3.55%, 9/15/46	15,000	14,512
		34,394
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/23	80,000	80,576
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	250,000	250,922
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200,000	197,575
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(3)	200,000	201,114
Voya Financial, Inc., 5.70%, 7/15/43	45,000	52,419
		782,606
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 3.875%, 8/15/21	150,000	153,918
AT&T, Inc., 3.40%, 5/15/25	100,000	99,110
AT&T, Inc., 4.10%, 2/15/28	30,000	30,348
AT&T, Inc., 5.25%, 3/1/37	30,000	31,666
AT&T, Inc., 5.15%, 11/15/46	42,000	43,249
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(3)	150,000	149,191
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	150,000	148,206
Orange SA, 4.125%, 9/14/21	40,000	41,390
Telefonica Emisiones SA, 5.46%, 2/16/21	55,000	57,534
Verizon Communications, Inc., 3.38%, 2/15/25	60,000	60,889
Verizon Communications, Inc., 2.625%, 8/15/26	135,000	128,976
Verizon Communications, Inc., 5.01%, 8/21/54	95,000	101,968
		1,046,445
Electric Utilities — 0.2%
AEP Transmission Co. LLC, 3.75%, 12/1/47	20,000	19,734
American Electric Power Co., Inc., 3.20%, 11/13/27	20,000	19,613
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,322

Duke Energy Corp., 2.65%, 9/1/26	70,000	66,774
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	26,572
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	30,148
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	20,897
Exelon Corp., 5.15%, 12/1/20	32,000	33,003
Exelon Corp., 4.45%, 4/15/46	50,000	51,699
FirstEnergy Corp., 4.25%, 3/15/23	30,000	31,324
FirstEnergy Corp., 4.85%, 7/15/47	20,000	21,518
Georgia Power Co., 4.30%, 3/15/42	10,000	9,964
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)	20,000	19,575
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,155
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	25,000	23,534
Virginia Electric & Power Co., 3.45%, 2/15/24	30,000	30,846
Xcel Energy, Inc., 3.35%, 12/1/26	20,000	20,056
		465,734
Energy Equipment and Services†
Halliburton Co., 3.80%, 11/15/25	30,000	30,710
Halliburton Co., 4.85%, 11/15/35	40,000	42,042
		72,752
Entertainment — 0.1%
Activision Blizzard, Inc., 2.30%, 9/15/21	30,000	29,600
Viacom, Inc., 3.125%, 6/15/22	30,000	29,955
Viacom, Inc., 4.25%, 9/1/23	30,000	31,218
Viacom, Inc., 4.375%, 3/15/43	50,000	44,957
Walt Disney Co. (The), 6.90%, 8/15/39(3)	40,000	56,581
Walt Disney Co. (The), 4.75%, 9/15/44(3)	10,000	11,499
		203,810
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	20,000	20,615
American Tower Corp., 3.375%, 10/15/26	40,000	39,054
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	30,000	29,792
Boston Properties LP, 3.65%, 2/1/26	100,000	100,604
Crown Castle International Corp., 5.25%, 1/15/23	49,000	52,665
Essex Portfolio LP, 3.625%, 8/15/22	30,000	30,544
Essex Portfolio LP, 3.25%, 5/1/23	40,000	40,004
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	30,000	32,324
Hospitality Properties Trust, 4.65%, 3/15/24	40,000	40,801
Kilroy Realty LP, 3.80%, 1/15/23	50,000	50,852
Kimco Realty Corp., 2.80%, 10/1/26	160,000	150,818
Ventas Realty LP, 4.125%, 1/15/26	20,000	20,564
VEREIT Operating Partnership LP, 4.125%, 6/1/21	70,000	71,201
		679,838
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.30%, 1/15/21	50,000	50,315
Kroger Co. (The), 3.875%, 10/15/46	20,000	16,702
Walmart, Inc., 4.05%, 6/29/48	110,000	117,467
		184,484
Gas Utilities — 0.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	25,000	25,253

Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	50,000	51,969
Enterprise Products Operating LLC, 5.20%, 9/1/20	120,000	124,058
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	106,495
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	65,000	65,457
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	260,000	286,141
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	40,201
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	70,000	69,548
		769,122
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	100,000	101,647
Becton Dickinson and Co., 3.70%, 6/6/27	20,000	19,963
Medtronic, Inc., 3.50%, 3/15/25	140,000	144,705
Medtronic, Inc., 4.375%, 3/15/35	40,000	43,765
		310,080
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	30,000	29,627
Anthem, Inc., 3.65%, 12/1/27	30,000	29,984
Anthem, Inc., 4.65%, 1/15/43	50,000	51,878
Cardinal Health, Inc., 1.95%, 6/14/19	130,000	129,773
CVS Health Corp., 3.50%, 7/20/22	110,000	111,499
CVS Health Corp., 2.75%, 12/1/22	35,000	34,549
CVS Health Corp., 4.30%, 3/25/28	150,000	152,267
CVS Health Corp., 4.78%, 3/25/38	30,000	29,796
CVS Health Corp., 5.05%, 3/25/48	40,000	40,378
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	31,090
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	15,000	15,241
Kaiser Foundation Hospitals, 4.15%, 5/1/47	20,000	21,192
Northwell Healthcare, Inc., 4.26%, 11/1/47	20,000	20,242
Stanford Health Care, 3.80%, 11/15/48	20,000	20,167
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	30,172
UnitedHealth Group, Inc., 2.875%, 3/15/22	75,000	75,499
UnitedHealth Group, Inc., 3.75%, 7/15/25	65,000	67,956
UnitedHealth Group, Inc., 4.75%, 7/15/45	30,000	34,007
Universal Health Services, Inc., 4.75%, 8/1/22(3)	20,000	20,225
		945,542
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.375%, 5/26/25	40,000	40,778
McDonald's Corp., MTN, 4.45%, 3/1/47	60,000	61,785
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	32,120
		134,683
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	35,000	37,846
Lennar Corp., 4.75%, 4/1/21	80,000	81,700
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	30,748
Toll Brothers Finance Corp., 4.35%, 2/15/28	90,000	84,600
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	10,000	10,038
		244,932
Insurance — 0.3%
American International Group, Inc., 4.125%, 2/15/24	230,000	237,614

Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	50,000	50,868
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	90,000	93,570
Chubb INA Holdings, Inc., 3.15%, 3/15/25	40,000	40,410
Chubb INA Holdings, Inc., 3.35%, 5/3/26	20,000	20,387
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	50,000	59,757
Markel Corp., 4.90%, 7/1/22	40,000	42,240
Markel Corp., 3.50%, 11/1/27	30,000	28,615
MetLife, Inc., 4.125%, 8/13/42	40,000	40,499
MetLife, Inc., 4.875%, 11/13/43	45,000	50,291
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	10,080
Prudential Financial, Inc., 3.94%, 12/7/49	106,000	102,665
WR Berkley Corp., 4.625%, 3/15/22	20,000	20,905
		797,901
Internet and Direct Marketing Retail†
eBay, Inc., 2.15%, 6/5/20	40,000	39,743
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	110,000	105,574
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,423
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	29,000	29,395
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	20,000	19,309
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	20,000	23,086
		97,213
Media — 0.4%
CBS Corp., 4.85%, 7/1/42	10,000	9,982
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	285,000	300,793
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	30,000	29,824
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	85,000	95,504
Comcast Corp., 4.40%, 8/15/35	20,000	20,940
Comcast Corp., 6.40%, 5/15/38	50,000	64,233
Comcast Corp., 4.60%, 10/15/38	110,000	118,132
Comcast Corp., 4.75%, 3/1/44	150,000	163,122
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,424
TEGNA, Inc., 5.125%, 7/15/20	57,000	57,214
Warner Media LLC, 2.95%, 7/15/26	80,000	75,853
Warner Media LLC, 3.80%, 2/15/27	100,000	99,581
		1,055,602
Metals and Mining†
Steel Dynamics, Inc., 4.125%, 9/15/25	100,000	98,250
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	170,000	174,328
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	30,000	28,779
CenterPoint Energy, Inc., 4.25%, 11/1/28	80,000	83,011
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	35,000	34,858
Dominion Energy, Inc., 2.75%, 9/15/22	70,000	69,461
Dominion Energy, Inc., 4.90%, 8/1/41	50,000	53,454
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,761
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,546
FirstEnergy Transmission LLC, 4.55%, 4/1/49(3)	50,000	51,292

Florida Power & Light Co., 4.125%, 2/1/42	40,000	42,478
Florida Power & Light Co., 3.95%, 3/1/48	30,000	31,395
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	65,699
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	50,381
NiSource, Inc., 5.65%, 2/1/45	35,000	40,793
Potomac Electric Power Co., 3.60%, 3/15/24	60,000	62,082
Sempra Energy, 2.875%, 10/1/22	40,000	39,453
Sempra Energy, 3.25%, 6/15/27	30,000	28,756
Sempra Energy, 3.80%, 2/1/38	20,000	18,387
Sempra Energy, 4.00%, 2/1/48	20,000	18,281
Southwestern Public Service Co., 3.70%, 8/15/47	60,000	58,142
		982,337
Oil, Gas and Consumable Fuels — 1.0%
Antero Resources Corp., 5.00%, 3/1/25	10,000	9,888
Apache Corp., 4.75%, 4/15/43	40,000	37,843
BP Capital Markets America, Inc., 4.50%, 10/1/20	30,000	30,801
Cimarex Energy Co., 4.375%, 6/1/24	75,000	78,003
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	31,399
Concho Resources, Inc., 4.375%, 1/15/25	75,000	77,156
Continental Resources, Inc., 4.375%, 1/15/28	150,000	154,527
Ecopetrol SA, 5.875%, 5/28/45	10,000	10,400
Enbridge, Inc., 4.00%, 10/1/23	55,000	57,097
Encana Corp., 6.50%, 2/1/38	70,000	82,356
Energy Transfer Operating LP, 4.15%, 10/1/20	40,000	40,662
Energy Transfer Operating LP, 7.50%, 10/15/20	30,000	31,952
Energy Transfer Operating LP, 3.60%, 2/1/23	30,000	30,282
Energy Transfer Operating LP, 4.25%, 3/15/23	110,000	113,076
Energy Transfer Operating LP, 5.25%, 4/15/29	100,000	107,498
Energy Transfer Operating LP, 4.90%, 3/15/35	55,000	52,425
Energy Transfer Operating LP, 6.50%, 2/1/42	20,000	22,284
Energy Transfer Operating LP, 6.00%, 6/15/48	50,000	54,146
EOG Resources, Inc., 5.625%, 6/1/19	30,000	30,142
EOG Resources, Inc., 4.10%, 2/1/21	20,000	20,482
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	40,101
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	50,777
Hess Corp., 6.00%, 1/15/40	40,000	41,782
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	45,000	46,523
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	165,000	193,925
Kinder Morgan, Inc., 5.55%, 6/1/45	35,000	38,360
Marathon Oil Corp., 3.85%, 6/1/25	40,000	40,558
MPLX LP, 4.875%, 6/1/25	95,000	101,285
MPLX LP, 4.50%, 4/15/38	70,000	66,755
MPLX LP, 5.20%, 3/1/47	40,000	40,721
Newfield Exploration Co., 5.75%, 1/30/22	70,000	74,793
Newfield Exploration Co., 5.375%, 1/1/26	40,000	43,289
Noble Energy, Inc., 4.15%, 12/15/21	50,000	51,235
Petroleos Mexicanos, 6.00%, 3/5/20	26,000	26,629
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	70,771
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,576

Petroleos Mexicanos, 6.625%, 6/15/35	10,000	9,475
Phillips 66, 4.30%, 4/1/22	50,000	52,194
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,881
Shell International Finance BV, 3.25%, 5/11/25	40,000	40,800
Shell International Finance BV, 3.625%, 8/21/42	40,000	39,163
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	20,056
Williams Cos., Inc. (The), 4.125%, 11/15/20	80,000	81,303
Williams Cos., Inc. (The), 4.55%, 6/24/24	60,000	63,403
Williams Cos., Inc. (The), 5.10%, 9/15/45	60,000	61,855
		2,397,629
Paper and Forest Products†
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	60,000	62,401
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22	130,000	130,150
Allergan Funding SCS, 3.85%, 6/15/24	89,000	90,201
Allergan Funding SCS, 4.55%, 3/15/35	10,000	9,822
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	180,000	178,028
		408,201
Road and Rail — 0.3%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	189,000	191,375
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	65,009
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	75,000	78,307
CSX Corp., 3.40%, 8/1/24	30,000	30,596
CSX Corp., 3.25%, 6/1/27	100,000	98,889
Union Pacific Corp., 3.60%, 9/15/37	50,000	48,010
Union Pacific Corp., 4.75%, 9/15/41	50,000	54,178
Union Pacific Corp., 4.05%, 11/15/45	30,000	29,292
Union Pacific Corp., 3.35%, 8/15/46	10,000	8,861
		604,517
Software — 0.2%
Microsoft Corp., 2.70%, 2/12/25	220,000	220,381
Microsoft Corp., 3.45%, 8/8/36	60,000	60,389
Microsoft Corp., 4.25%, 2/6/47	70,000	78,301
Oracle Corp., 2.50%, 10/15/22	25,000	24,887
Oracle Corp., 3.625%, 7/15/23	30,000	31,158
Oracle Corp., 2.65%, 7/15/26	125,000	121,074
		536,190
Specialty Retail — 0.2%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	200,000	197,500
Home Depot, Inc. (The), 3.75%, 2/15/24	40,000	42,047
Home Depot, Inc. (The), 3.00%, 4/1/26	40,000	40,245
Home Depot, Inc. (The), 5.95%, 4/1/41	50,000	64,323
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	20,387
		364,502
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.75%, 1/13/25	30,000	29,859
Apple, Inc., 2.50%, 2/9/25	140,000	137,678
Apple, Inc., 2.45%, 8/4/26	60,000	58,022
Apple, Inc., 3.20%, 5/11/27	60,000	60,604

Apple, Inc., 2.90%, 9/12/27	70,000	69,137
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	180,000	193,773
Dell International LLC / EMC Corp., 4.90%, 10/1/26(3)	80,000	81,592
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	60,000	60,581
		691,246
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	120,000	129,488
TOTAL CORPORATE BONDS (Cost $24,834,625)		25,104,963
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.7%
FHLMC, VRN, 4.62%, (1-year H15T1Y plus 2.25%), 9/1/35	42,414	44,670
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.87%), 7/1/36	8,122	8,522
FHLMC, VRN, 4.45%, (1-year H15T1Y plus 2.14%), 10/1/36	23,560	24,758
FHLMC, VRN, 4.58%, (1-year H15T1Y plus 2.25%), 4/1/37	25,294	26,587
FHLMC, VRN, 4.47%, (12-month LIBOR plus 1.78%), 2/1/38	10,108	10,585
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.85%), 6/1/38	7,749	8,152
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40	12,118	12,555
FHLMC, VRN, 4.23%, (12-month LIBOR plus 1.88%), 5/1/41	3,641	3,804
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	11,232	11,507
FHLMC, VRN, 4.08%, (12-month LIBOR plus 1.87%), 7/1/41	14,982	15,549
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.65%), 2/1/43	56,648	56,518
FHLMC, VRN, 4.70%, (12-month LIBOR plus 1.64%), 2/1/43	8,899	9,221
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43	2,757	2,850
FHLMC, VRN, 4.27%, (12-month LIBOR plus 1.65%), 6/1/43	6,119	6,330
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.62%), 1/1/44	36,195	36,396
FHLMC, VRN, 2.45%, (12-month LIBOR plus 1.57%), 10/1/44	50,538	51,534
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	73,765	74,203
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	202,039	201,892
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	166,510	168,754
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	21,004	21,741
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	35,818	37,086
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	23,174	23,995
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	15,679	16,200
FNMA, VRN, 4.49%, (1-year H15T1Y plus 2.16%), 3/1/38	22,583	23,718
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	3,499	3,682
FNMA, VRN, 4.69%, (12-month LIBOR plus 1.79%), 3/1/40	7,559	7,947
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40	21,906	22,624
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	15,399	15,902
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	16,471	16,784
FNMA, VRN, 4.56%, (12-month LIBOR plus 1.56%), 3/1/43	7,959	8,213
FNMA, VRN, 2.60%, (12-month LIBOR plus 1.60%), 4/1/46	66,318	66,586
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	133,523	135,135
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.61%), 3/1/47	91,830	92,981
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	101,563	102,900
FNMA, VRN, 2.96%, (12-month LIBOR plus 1.62%), 5/1/47	98,057	99,034
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	117,295	119,299
FNMA, VRN, 2.89%, (12-month LIBOR plus 1.61%), 10/1/47	74,882	75,528
		1,663,742

Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.6%
FHLMC, 6.50%, 1/1/28	2,089	2,315
FHLMC, 6.50%, 6/1/29	2,599	2,879
FHLMC, 8.00%, 7/1/30	2,419	2,846
FHLMC, 5.50%, 12/1/33	64,700	71,667
FHLMC, 5.50%, 1/1/38	8,916	9,807
FHLMC, 6.00%, 8/1/38	14,010	15,414
FHLMC, 3.00%, 2/1/43	261,257	261,595
FNMA, 3.50%, TBA	425,000	430,927
FNMA, 4.50%, TBA	2,225,000	2,318,639
FNMA, 4.50%, 5/1/19	211	215
FNMA, 4.50%, 5/1/19	71	72
FNMA, 6.50%, 1/1/29	5,632	6,315
FNMA, 7.50%, 7/1/29	9,254	9,925
FNMA, 7.50%, 9/1/30	2,402	2,825
FNMA, 5.00%, 7/1/31	72,063	76,247
FNMA, 6.50%, 1/1/32	3,553	3,928
FNMA, 5.50%, 6/1/33	17,246	18,856
FNMA, 5.50%, 8/1/33	34,928	38,319
FNMA, 5.00%, 11/1/33	98,533	106,084
FNMA, 5.50%, 1/1/34	36,290	39,915
FNMA, 5.00%, 4/1/35	77,730	83,668
FNMA, 4.50%, 9/1/35	47,996	50,707
FNMA, 5.00%, 2/1/36	75,799	82,000
FNMA, 5.50%, 1/1/37	54,705	60,175
FNMA, 5.50%, 2/1/37	12,632	13,896
FNMA, 6.00%, 7/1/37	87,191	96,167
FNMA, 6.50%, 8/1/37	20,187	22,011
FNMA, 5.00%, 4/1/40	128,434	138,618
FNMA, 5.00%, 6/1/40	89,406	96,478
FNMA, 3.50%, 1/1/41	308,283	315,034
FNMA, 4.00%, 1/1/41	431,947	452,092
FNMA, 4.00%, 5/1/41	95,285	98,883
FNMA, 5.00%, 6/1/41	108,464	117,066
FNMA, 4.50%, 7/1/41	119,744	126,651
FNMA, 4.50%, 9/1/41	29,806	31,491
FNMA, 4.00%, 12/1/41	156,538	163,612
FNMA, 4.00%, 1/1/42	45,492	47,210
FNMA, 4.00%, 1/1/42	167,654	173,983
FNMA, 3.50%, 5/1/42	308,241	314,993
FNMA, 3.50%, 6/1/42	73,150	74,753
FNMA, 3.50%, 5/1/45	565,853	576,715
FNMA, 3.00%, 11/1/46	831,320	828,168
FNMA, 3.50%, 2/1/47	2,061,859	2,101,039
FNMA, 6.50%, 8/1/47	3,739	4,000
FNMA, 6.50%, 9/1/47	4,755	5,064
FNMA, 6.50%, 9/1/47	228	244
FNMA, 6.50%, 9/1/47	2,500	2,663
FNMA, 3.50%, 10/1/47	1,379,655	1,401,775

FNMA, 3.50%, 3/1/48	1,427,403	1,450,283
FNMA, 3.00%, 4/1/48	647,664	646,507
FNMA, 4.00%, 6/1/48	839,978	866,568
FNMA, 4.00%, 8/1/48	1,701,607	1,754,585
GNMA, 3.00%, TBA	500,000	502,441
GNMA, 3.50%, TBA	525,000	536,607
GNMA, 4.00%, TBA	1,000,000	1,032,930
GNMA, 7.00%, 4/20/26	7,666	8,501
GNMA, 7.50%, 8/15/26	4,802	5,302
GNMA, 7.00%, 2/15/28	2,201	2,204
GNMA, 7.50%, 2/15/28	1,902	1,905
GNMA, 6.50%, 5/15/28	327	359
GNMA, 6.50%, 5/15/28	1,144	1,256
GNMA, 7.00%, 12/15/28	2,132	2,134
GNMA, 7.00%, 5/15/31	16,277	18,586
GNMA, 5.50%, 11/15/32	37,177	40,903
GNMA, 4.50%, 1/15/40	31,292	32,943
GNMA, 4.50%, 5/20/41	91,440	96,326
GNMA, 4.50%, 6/15/41	54,202	57,311
GNMA, 4.00%, 12/15/41	179,036	186,035
GNMA, 3.50%, 7/20/42	69,257	71,041
GNMA, 2.50%, 7/20/46	177,271	173,747
GNMA, 2.50%, 8/20/46	116,792	114,470
		18,500,890
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $20,019,027)		20,164,632
ASSET-BACKED SECURITIES — 2.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	200,000	199,844
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	144,457	143,389
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.73%, (1-month LIBOR plus 1.25%), 12/17/33(3)	147,655	147,790
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	170,486	174,429
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	8,719	8,697
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	42,511	42,089
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	366,144	372,131
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.18%, (1-month LIBOR plus 0.70%), 3/17/37(3)	392,526	387,860
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.56%, (1-month LIBOR plus 1.08%), 6/17/37(3)	275,000	273,306
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.48%, (1-month LIBOR plus 1.00%), 7/17/37(3)	420,766	420,682
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.73%, (1-month LIBOR plus 1.25%), 1/17/38(3)	550,000	551,778
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(3)	186,818	185,065
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	24,952	24,676
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	25,639	25,383
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	39,368	38,702
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	141,478	138,888
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	266,004	269,997
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	225,000	225,387
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	350,000	360,339
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	625,000	636,843
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	31,620	31,396
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	16,098	16,031
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	204,645	207,285

Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	221,699	223,889
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(3)	35,915	36,078
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(3)	80,531	79,812
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	220,978	217,114
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	81,399	80,768
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	94,329	93,558
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	14,367	14,589
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	410,928	406,568
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	151,456	148,858
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	178,986	181,595
TOTAL ASSET-BACKED SECURITIES (Cost $6,330,644)		6,364,816
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,160	3,201
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.33%, 3/25/35	29,866	30,266
Agate Bay Mortgage Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	104,108	104,498
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 6/25/34	25,241	25,277
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.45%, 8/25/34	23,356	22,848
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.43%, 8/25/34	20,495	20,429
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	6,462	6,559
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, (1-year H15T1Y plus 2.15%), 9/25/35	16,639	16,922
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,122	1,093
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	148,566	149,222
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.37%, 10/25/34	7,160	7,115
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	10,056	10,143
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.84%, 6/25/34	13,239	13,135
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.44%, 5/25/34	16,995	17,423
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.02%, 1/25/35	25,982	25,758
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.52%, 9/25/35	56,641	57,928
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.41%, 9/25/35	12,886	13,063
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.33%, 7/25/35	9,489	9,565
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.13%, 7/25/35	5,940	5,944
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.69%, 4/25/35	10,607	10,781
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	22,970	22,632
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(3)	169,505	169,339
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(3)	178,585	179,558
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.47%, 11/21/34	70,620	72,892
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.36%, 11/25/35	50,200	49,981
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.45%, 2/25/35	24,991	25,390
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	305,926	312,496
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	156,293	160,396
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.99%, (1-month LIBOR plus 1.50%), 6/25/57(3)	92,122	93,802
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	172,308	172,853
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(3)	445,082	453,601
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	187,671	189,892
Sequoia Mortgage Trust, Series 2018-7, Class A4, VRN, 4.00%, 9/25/48(3)	367,641	375,108
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	241,033	244,792
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	41,738	40,796
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.47%, 7/25/34	42,251	42,579

Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.23%, (1-month LIBOR plus 0.74%), 9/25/44	43,806	43,263
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.47%, 3/25/35	64,432	63,616
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.62%, 9/25/34	11,870	12,226
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.98%, 12/25/34	11,104	11,358
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	9,827	9,679
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	19,675	20,142
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.73%, 6/25/35	46,756	49,535
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.80%, 6/25/35	13,571	14,093
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.97%, 3/25/35	12,276	12,541
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.44%, 5/25/35	19,802	20,385
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	13,786	13,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	9,797	9,693
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	7,770	7,747
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	3,307	3,362
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	2,428	2,416
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	11,015	10,627
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	18,189	19,163
		3,480,845
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.79%, (1-month LIBOR plus 1.30%), 3/25/29	137,173	137,885
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.94%, (1-month LIBOR plus 0.45%), 7/25/30	181,844	181,085
FNMA, Series 2014-C02, Class 1M2, VRN, 5.09%, (1-month LIBOR plus 2.60%), 5/25/24	85,000	89,184
FNMA, Series 2014-C02, Class 2M2, VRN, 5.09%, (1-month LIBOR plus 2.60%), 5/25/24	99,496	103,351
FNMA, Series 2016-C04, Class 1M1, VRN, 3.94%, (1-month LIBOR plus 1.45%), 1/25/29	24,048	24,143
FNMA, Series 2016-C05, Class 2M1, VRN, 3.84%, (1-month LIBOR plus 1.35%), 1/25/29	7,678	7,685
FNMA, Series 2017-C01, Class 1M1, VRN, 3.79%, (1-month LIBOR plus 1.30%), 7/25/29	54,510	54,739
FNMA, Series 2018-C01, Class 1M1, VRN, 3.09%, (1-month LIBOR plus 0.60%), 7/25/30	454,582	453,717
FNMA, Series 2018-C02, Class 2M1, VRN, 3.14%, (1-month LIBOR plus 0.65%), 8/25/30	363,258	363,177
		1,414,966
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,870,162)		4,895,811
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
ARES LI CLO Ltd., Series 2019-51A, Class B, VRN, 4.35%, (3-month LIBOR plus 1.85%), 4/15/31(3)	250,000	250,268
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.78%, (3-month LIBOR plus 1.02%), 4/20/31(3)	200,000	197,431
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, VRN, 3.93%, (3-month LIBOR plus 1.14%), 7/15/31(3)	150,000	148,694
CBAM 2019-9 Ltd., Series 2019-9A, Class A, VRN, 4.01%, (3-month LIBOR plus 1.28%), 2/12/30(3)	300,000	299,772
CBAM 2019-9 Ltd., Series 2019-9A, Class B1, VRN, 4.63%, (3-month LIBOR plus 1.90%), 2/12/30(3)	175,000	175,010
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.79%, (3-month LIBOR plus 1.02%), 4/17/31(3)	175,000	172,123
CIFC Funding 2019-I Ltd., Series 2019-1A, Class B, VRN, 4.43%, (3-month LIBOR plus 1.80%), 4/20/32(3)	300,000	299,783
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.76%, (3-month LIBOR plus 0.98%), 4/24/31(3)	100,000	98,383
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.87%, (3-month LIBOR plus 1.11%), 1/22/31(3)	74,000	73,315
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.76%, (3-month LIBOR plus 0.97%), 4/15/31(3)	200,000	196,599
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.75%, (3-month LIBOR plus 0.97%), 4/18/31(3)	100,000	98,300
Dryden 71 CLO Ltd., Series 2018-71A, Class B, VRN, 4.59%, (3-month LIBOR plus 1.90%), 1/15/29(3)	175,000	175,280
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.88%, (3-month LIBOR plus 1.12%), 7/20/31(3)	175,000	173,584
KKR CLO Ltd., Series 11, Class AR, VRN, 3.97%, (3-month LIBOR plus 1.18%), 1/15/31(3)	100,000	99,247
KKR CLO Ltd., Series 22A, Class A, VRN, 3.91%, (3-month LIBOR plus 1.15%), 7/20/31(3)	175,000	173,699
LCM XIV LP, Series 14A, Class AR, VRN, 3.82%, (3-month LIBOR plus 1.04%), 7/20/31(3)	100,000	98,793
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.98%, (1-month LIBOR plus 1.50%), 5/15/28(3)	193,000	193,241

Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.71%, (3-month LIBOR plus 0.95%), 4/19/30(3)	175,000	173,696
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.77%, (3-month LIBOR plus 0.98%), 4/15/31(3)	225,000	222,466
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.93%, (3-month LIBOR plus 1.15%), 4/18/31(3)	200,000	198,083
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.83%, (3-month LIBOR plus 1.07%), 10/20/28(3)	225,000	224,695
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.74%, (3-month LIBOR plus 0.97%), 4/25/31(3)	125,000	122,930
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.93%, (3-month LIBOR plus 1.15%), 10/18/31(3)	100,000	99,131
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,988,540)		3,964,523
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	200,000	203,627
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	375,000	404,090
BX Trust, Series 2018-MCSF, Class A, VRN, 3.06%, (1-month LIBOR plus 0.58%), 4/15/35(3)	200,000	197,203
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	125,000	132,145
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	125,000	130,866
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	125,000	130,645
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	100,000	100,738
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	150,000	154,391
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	375,000	378,597
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	200,000	201,841
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	147,214	149,607
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.18%, (1-month LIBOR plus 0.70%), 6/15/34(3)	250,000	249,243
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	250,000	245,093
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 5/15/48(3)	400,000	407,216
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	170,000	173,571
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	50,000	52,765
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	100,000	98,281
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	150,000	151,013
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(3)	125,000	125,723
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	130,000	130,270
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,803,072)		3,816,925
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	97,443
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	33,443
Houston GO, 3.96%, 3/1/47	25,000	25,707
Los Angeles Community College District GO, 6.68%, 8/1/36	20,000	27,806
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	32,344
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	20,480
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	252,646
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	23,899
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	97,749
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	124,086
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	61,488
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	34,130
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	48,350
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	50,513
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	55,876
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	32,198
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	25,000	30,127
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	20,000	29,271

Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	35,964
State of California GO, 4.60%, 4/1/38	120,000	127,937
State of California GO, 7.55%, 4/1/39	20,000	30,411
State of California GO, 7.30%, 10/1/39	15,000	21,730
State of California GO, 7.60%, 11/1/40	20,000	31,089
State of Illinois GO, 5.10%, 6/1/33	45,000	44,253
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	20,000	25,823
TOTAL MUNICIPAL SECURITIES (Cost $1,282,701)		1,394,763
BANK LOAN OBLIGATIONS(4) — 0.4%
Diversified Telecommunication Services — 0.1%
Level 3 Financing Inc., 2017 Term Loan B, 4.74%, (3-month LIBOR plus 2.25%), 2/22/24	130,000	128,659
Zayo Group, LLC, 2017 Incremental Term Loan, 4.75%, (1-month LIBOR plus 2.25%), 1/19/24	140,000	139,426
		268,085
Food Products†
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.49%, (1-month LIBOR plus 2.00%), 5/24/24	41,322	41,029
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.49%, (1-month LIBOR plus 2.00%), 5/24/24	12,789	12,698
		53,727
Health Care Providers and Services — 0.1%
DaVita, Inc., Term Loan B, 5.25%, (1-month LIBOR plus 2.75%), 6/24/21	99,478	99,556
HCA Inc., 2018 Term Loan B10, 4.50%, (1-month LIBOR plus 2.00%), 3/13/25	78,527	78,533
		178,089
Hotels, Restaurants and Leisure — 0.1%
Hilton Worldwide Finance, LLC, Term Loan B2, 4.24%, (1-month LIBOR plus 1.75%), 10/25/23	91,226	91,120
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.50%, (1-month LIBOR plus 2.00%), 3/21/25	98,444	97,258
		188,378
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 2016 Term Loan B, 4.25%, (1-month LIBOR plus 1.75%), 6/30/23	138,929	137,516
Media†
Charter Communications Operating, LLC, 2017 Term Loan B, 4.50%, (1-month LIBOR plus 2.00%), 4/30/25	99,496	98,955
Technology Hardware, Storage and Peripherals†
Dell International LLC, 2017 Term Loan B, 4.50%, (1-month LIBOR plus 2.00%), 9/7/23	12,215	12,092
Western Digital Corporation, 2018 Term Loan B4, 4.25%, (1-month LIBOR plus 1.75%), 4/29/23	33,715	32,886
		44,978
TOTAL BANK LOAN OBLIGATIONS (Cost $978,595)		969,728
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	40,000	39,119
FNMA, 6.625%, 11/15/30	200,000	275,982
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $289,663)		315,101
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	30,878
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	13,512
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	38,565
		52,077

Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	10,076
Republic of Poland Government International Bond, 5.125%, 4/21/21	35,000	36,723
		46,799
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	19,600
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $138,768)		149,354
TEMPORARY CASH INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $9,650,587)	9,650,587	9,650,587
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $217,464,462)		247,744,830
OTHER ASSETS AND LIABILITIES — (1.8)%		(4,463,888)
TOTAL NET ASSETS — 100.0%		$243,280,942

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	47	June 2019	$9,400,000	$10,015,406	$34,309
U.S. Treasury 5-Year Notes	12	June 2019	$1,200,000	1,389,938	13,856
U.S. Treasury 10-Year Notes	14	June 2019	$1,400,000	1,739,062	22,281
U.S. Treasury 10-Year Ultra Notes	3	June 2019	$300,000	398,344	7,540
U.S. Treasury Long Bonds	7	June 2019	$700,000	1,047,594	25,586
				$14,590,344	$103,572

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $94,052.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $16,450,578, which represented 6.8% of total net assets.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	143,352,892	—	—
U.S. Treasury Securities	—	27,600,735	—
Corporate Bonds	—	25,104,963	—
U.S. Government Agency Mortgage-Backed Securities	—	20,164,632	—
Asset-Backed Securities	—	6,364,816	—
Collateralized Mortgage Obligations	—	4,895,811	—
Collateralized Loan Obligations	—	3,964,523	—
Commercial Mortgage-Backed Securities	—	3,816,925	—
Municipal Securities	—	1,394,763	—
Bank Loan Obligations	—	969,728	—
U.S. Government Agency Securities	—	315,101	—
Sovereign Governments and Agencies	—	149,354	—
Temporary Cash Investments	9,650,587	—	—
	153,003,479	94,741,351	—
Other Financial Instruments
Futures Contracts	103,572	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
March 31, 2019

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 1.3%
L3 Technologies, Inc.	34,190	7,055,790
Auto Components — 1.5%
Aptiv plc	105,502	8,386,354
Beverages — 2.3%
Brown-Forman Corp., Class B	53,020	2,798,396
Constellation Brands, Inc., Class A	38,665	6,779,134
Monster Beverage Corp.(1)	56,395	3,078,039
		12,655,569
Biotechnology — 2.8%
Array BioPharma, Inc.(1)	168,244	4,101,789
Exact Sciences Corp.(1)	39,878	3,454,232
Immunomedics, Inc.(1)(2)	196,715	3,778,895
Sarepta Therapeutics, Inc.(1)	33,993	4,051,626
		15,386,542
Building Products — 0.7%
Allegion plc	43,859	3,978,450
Capital Markets — 4.3%
LPL Financial Holdings, Inc.	111,710	7,780,602
MSCI, Inc.	42,312	8,413,318
S&P Global, Inc.	36,464	7,677,495
		23,871,415
Commercial Services and Supplies — 1.3%
Waste Management, Inc.	67,765	7,041,461
Construction and Engineering — 1.3%
Jacobs Engineering Group, Inc.	98,892	7,435,689
Construction Materials — 1.4%
Vulcan Materials Co.	63,696	7,541,606
Containers and Packaging — 1.5%
Ball Corp.	140,292	8,117,295
Electrical Equipment — 2.3%
AMETEK, Inc.	152,486	12,651,763
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	83,975	8,092,671
Keysight Technologies, Inc.(1)	36,474	3,180,533
		11,273,204
Entertainment — 1.4%
Take-Two Interactive Software, Inc.(1)	79,197	7,473,821
Equity Real Estate Investment Trusts (REITs) — 2.9%
SBA Communications Corp.(1)	79,351	15,843,221
Food and Staples Retailing — 0.7%
Costco Wholesale Corp.	16,634	4,027,757
Health Care Equipment and Supplies — 6.9%
Align Technology, Inc.(1)	22,611	6,428,986

Edwards Lifesciences Corp.(1)	52,354	10,016,891
Haemonetics Corp.(1)	68,298	5,974,709
Insulet Corp.(1)	38,781	3,687,685
Masimo Corp.(1)	42,290	5,847,861
ResMed, Inc.	58,847	6,118,323
		38,074,455
Health Care Providers and Services — 1.8%
Covetrus, Inc.(1)	119,138	3,794,545
LHC Group, Inc.(1)	26,776	2,968,387
WellCare Health Plans, Inc.(1)	11,889	3,207,058
		9,969,990
Hotels, Restaurants and Leisure — 3.7%
Chipotle Mexican Grill, Inc.(1)	7,137	5,069,483
Domino's Pizza, Inc.	27,451	7,085,103
Planet Fitness, Inc., Class A(1)	48,627	3,341,647
Red Rock Resorts, Inc., Class A	199,467	5,156,222
		20,652,455
Industrial Conglomerates — 1.7%
Roper Technologies, Inc.	27,320	9,342,620
Interactive Media and Services — 1.8%
Twitter, Inc.(1)	309,820	10,186,882
Internet and Direct Marketing Retail — 1.2%
Expedia Group, Inc.	56,889	6,769,791
IT Services — 8.6%
Booz Allen Hamilton Holding Corp.	214,958	12,497,658
Fiserv, Inc.(1)	151,336	13,359,942
FleetCor Technologies, Inc.(1)	56,327	13,889,675
Square, Inc., Class A(1)	104,558	7,833,485
		47,580,760
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	85,006	6,832,782
Bruker Corp.	98,601	3,790,223
		10,623,005
Machinery — 3.2%
Ingersoll-Rand plc	98,335	10,615,263
Parker-Hannifin Corp.	41,211	7,072,632
		17,687,895
Marine — 0.7%
Kirby Corp.(1)	49,732	3,735,371
Metals and Mining — 0.1%
Largo Resources Ltd.(1)(2)	475,795	754,806
Oil, Gas and Consumable Fuels — 0.9%
Concho Resources, Inc.	43,524	4,829,423
Pharmaceuticals — 1.0%
Elanco Animal Health, Inc.(1)	168,171	5,393,244
Professional Services — 2.7%
IHS Markit Ltd.(1)	109,494	5,954,284
Verisk Analytics, Inc.	66,728	8,874,824
		14,829,108

Road and Rail — 0.1%
Lyft, Inc., Class A(1)	9,084	711,186
Semiconductors and Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc.(1)	290,476	7,412,948
Applied Materials, Inc.	152,941	6,065,640
Marvell Technology Group Ltd.	356,582	7,092,416
Microchip Technology, Inc.(2)	101,200	8,395,552
Xilinx, Inc.	89,684	11,371,034
		40,337,590
Software — 14.2%
Autodesk, Inc.(1)	66,340	10,337,099
Cadence Design Systems, Inc.(1)	63,329	4,022,025
Palo Alto Networks, Inc.(1)	38,032	9,237,212
PTC, Inc.(1)	95,252	8,780,329
RealPage, Inc.(1)	116,073	7,044,471
Red Hat, Inc.(1)	54,241	9,909,831
ServiceNow, Inc.(1)	58,886	14,514,810
Splunk, Inc.(1)	25,817	3,216,798
Workday, Inc., Class A(1)	60,960	11,756,136
		78,818,711
Specialty Retail — 9.1%
Advance Auto Parts, Inc.	16,733	2,853,478
Burlington Stores, Inc.(1)	72,256	11,321,070
Five Below, Inc.(1)	21,495	2,670,754
Floor & Decor Holdings, Inc., Class A(1)	128,800	5,309,136
O'Reilly Automotive, Inc.(1)	29,081	11,292,152
Tractor Supply Co.	79,349	7,757,158
Ulta Beauty, Inc.(1)	26,546	9,257,387
		50,461,135
Technology Hardware, Storage and Peripherals — 1.6%
NetApp, Inc.	124,076	8,603,430
Textiles, Apparel and Luxury Goods — 2.2%
Lululemon Athletica, Inc.(1)	16,931	2,774,483
VF Corp.	109,369	9,505,260
		12,279,743
TOTAL COMMON STOCKS (Cost $448,043,590)		544,381,537
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $11,244,918), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $11,022,441)		11,020,283
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $1,882,741), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $1,842,192)		1,842,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	69,817	69,817
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,932,100)		12,932,100

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,355,871)	4,355,871	4,355,871
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $465,331,561)		561,669,508
OTHER ASSETS AND LIABILITIES — (1.5)%		(8,101,888)
TOTAL NET ASSETS — 100.0%		$553,567,620

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	98,490	USD	73,876	Morgan Stanley	6/28/19	$(16)
USD	684,377	CAD	916,381	Morgan Stanley	6/28/19	(2,845)
USD	60,769	CAD	81,361	Morgan Stanley	6/28/19	(246)
						$(3,107)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,914,157. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $13,254,496, which includes securities collateral of $8,898,625.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	543,626,731	754,806	—
Temporary Cash Investments	69,817	12,862,283	—
Temporary Cash Investments - Securities Lending Collateral	4,355,871	—	—
	548,052,419	13,617,089	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,107	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
March 31, 2019

VP Growth - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Aerospace and Defense — 3.4%
Boeing Co. (The)	101	38,524
Lockheed Martin Corp.	452	135,672
		174,196
Air Freight and Logistics — 0.5%
XPO Logistics, Inc.(1)	456	24,505
Airlines — 0.8%
Delta Air Lines, Inc.	809	41,785
Biotechnology — 2.1%
Biogen, Inc.(1)	226	53,422
Exelixis, Inc.(1)	603	14,352
Vertex Pharmaceuticals, Inc.(1)	215	39,549
		107,323
Capital Markets — 1.1%
Charles Schwab Corp. (The)	1,255	53,664
Consumer Finance — 1.2%
American Express Co.	542	59,241
Electronic Equipment, Instruments and Components — 0.9%
CDW Corp.	495	47,703
Entertainment — 4.4%
Liberty Media Corp-Liberty Formula One, Class C(1)	397	13,915
Netflix, Inc.(1)	221	78,800
Take-Two Interactive Software, Inc.(1)	375	35,388
Walt Disney Co. (The)	864	95,930
		224,033
Equity Real Estate Investment Trusts (REITs) — 2.8%
Equity Residential	618	46,548
SBA Communications Corp.(1)	476	95,038
		141,586
Food and Staples Retailing — 0.5%
Walmart, Inc.	273	26,626
Food Products — 1.0%
Mondelez International, Inc., Class A	1,031	51,467
Health Care Equipment and Supplies — 4.5%
ABIOMED, Inc.(1)	71	20,277
Baxter International, Inc.	447	36,346
Boston Scientific Corp.(1)	1,472	56,495
Edwards Lifesciences Corp.(1)	164	31,378
IDEXX Laboratories, Inc.(1)	58	12,969
Intuitive Surgical, Inc.(1)	89	50,782
Penumbra, Inc.(1)	135	19,846
		228,093
Health Care Providers and Services — 3.3%
Quest Diagnostics, Inc.	151	13,578

UnitedHealth Group, Inc.	552	136,487
WellCare Health Plans, Inc.(1)	68	18,343
		168,408
Hotels, Restaurants and Leisure — 4.0%
Chipotle Mexican Grill, Inc.(1)	49	34,805
Darden Restaurants, Inc.	351	42,636
Las Vegas Sands Corp.	541	32,980
Royal Caribbean Cruises Ltd.	805	92,269
		202,690
Household Products — 2.5%
Church & Dwight Co., Inc.	614	43,735
Procter & Gamble Co. (The)	782	81,367
		125,102
Interactive Media and Services — 12.7%
Alphabet, Inc., Class A(1)	358	421,327
Facebook, Inc., Class A(1)	1,232	205,362
Twitter, Inc.(1)	690	22,687
		649,376
Internet and Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	195	347,246
IT Services — 8.2%
PayPal Holdings, Inc.(1)	1,288	133,746
VeriSign, Inc.(1)	131	23,784
Visa, Inc., Class A	1,655	258,495
		416,025
Life Sciences Tools and Services — 1.4%
Agilent Technologies, Inc.	328	26,365
Illumina, Inc.(1)	142	44,118
		70,483
Machinery — 1.5%
Cummins, Inc.	423	66,779
WABCO Holdings, Inc.(1)	79	10,415
		77,194
Multiline Retail — 1.0%
Target Corp.	647	51,928
Oil, Gas and Consumable Fuels — 1.2%
Concho Resources, Inc.	540	59,918
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	254	42,050
Pharmaceuticals — 3.1%
Merck & Co., Inc.	712	59,217
Novo Nordisk A/S, B Shares	1,232	64,493
Zoetis, Inc.	327	32,919
		156,629
Road and Rail — 1.5%
Lyft, Inc., Class A	123	9,630
Union Pacific Corp.	413	69,053
		78,683

Semiconductors and Semiconductor Equipment — 5.5%
Applied Materials, Inc.	1,670	66,232
ASML Holding NV	370	69,396
Broadcom, Inc.	414	124,494
Maxim Integrated Products, Inc.	426	22,650
		282,772
Software — 11.3%
Microsoft Corp.	3,577	421,872
Palo Alto Networks, Inc.(1)	307	74,564
salesforce.com, Inc.(1)	498	78,868
Splunk, Inc.(1)	15	1,869
		577,173
Specialty Retail — 1.9%
TJX Cos., Inc. (The)	1,843	98,066
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	1,400	265,930
Textiles, Apparel and Luxury Goods — 2.4%
NIKE, Inc., Class B	1,043	87,831
Tapestry, Inc.	1,131	36,746
		124,577
TOTAL COMMON STOCKS (Cost $3,258,811)		4,974,472
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Growth ETF (Cost $45,236)	319	48,284
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $59,865), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $58,680)		58,669
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,838	9,838
TOTAL TEMPORARY CASH INVESTMENTS (Cost $68,507)		68,507
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $3,372,554)		5,091,263
OTHER ASSETS AND LIABILITIES — 0.2%		8,555
TOTAL NET ASSETS — 100.0%		$5,099,818

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,409	USD	1,602	Credit Suisse AG	6/28/19	$(10)
USD	60,849	EUR	53,333	Credit Suisse AG	6/28/19	582
						$572

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,840,583	133,889	—
Exchange-Traded Funds	48,284	—	—
Temporary Cash Investments	9,838	58,669	—
	4,898,705	192,558	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	582	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	10	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
March 31, 2019

VP Income & Growth - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.6%
Boeing Co. (The)	15,083	5,752,958
Harris Corp.	1,844	294,505
Raytheon Co.	20,972	3,818,582
		9,866,045
Air Freight and Logistics — 1.2%
CH Robinson Worldwide, Inc.	6,868	597,447
United Parcel Service, Inc., Class B	36,391	4,066,331
		4,663,778
Auto Components — 0.1%
Gentex Corp.	19,273	398,566
Banks — 6.3%
Bank of America Corp.	205,609	5,672,752
BB&T Corp.	54,065	2,515,645
Comerica, Inc.	16,082	1,179,132
JPMorgan Chase & Co.	82,180	8,319,082
SunTrust Banks, Inc.	42,849	2,538,803
Wells Fargo & Co.	74,110	3,580,995
		23,806,409
Beverages — 2.2%
Coca-Cola Co. (The)	121,789	5,707,033
PepsiCo, Inc.	21,350	2,616,442
		8,323,475
Biotechnology — 3.7%
AbbVie, Inc.	58,847	4,742,480
Amgen, Inc.	24,716	4,695,546
Biogen, Inc.(1)	12,008	2,838,451
Gilead Sciences, Inc.	27,423	1,782,769
		14,059,246
Building Products — 0.8%
Johnson Controls International plc	84,624	3,126,011
Capital Markets — 0.2%
SEI Investments Co.	5,394	281,836
TD Ameritrade Holding Corp.	9,510	475,405
		757,241
Chemicals — 0.3%
LyondellBasell Industries NV, Class A	11,577	973,394
Commercial Services and Supplies — 2.0%
Republic Services, Inc.	44,118	3,546,205
Waste Management, Inc.	39,157	4,068,804
		7,615,009
Communications Equipment — 2.3%
Cisco Systems, Inc.	127,440	6,880,486

Juniper Networks, Inc.	69,490	1,839,400
		8,719,886
Consumer Finance — 1.8%
Discover Financial Services	48,417	3,445,354
Synchrony Financial	102,429	3,267,485
		6,712,839
Containers and Packaging — 1.6%
Packaging Corp. of America	29,907	2,972,158
WestRock Co.	77,590	2,975,576
		5,947,734
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	12,809	2,573,200
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	21,111	662,041
Verizon Communications, Inc.	116,546	6,891,365
		7,553,406
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	18,003	3,158,806
Electronic Equipment, Instruments and Components — 0.8%
National Instruments Corp.	67,252	2,983,299
Energy Equipment and Services — 0.8%
Halliburton Co.	102,913	3,015,351
Equity Real Estate Investment Trusts (REITs) — 5.5%
Apple Hospitality REIT, Inc.	27,226	443,784
Brixmor Property Group, Inc.	175,942	3,232,054
EPR Properties	36,863	2,834,765
HCP, Inc.	9,200	287,960
Healthcare Trust of America, Inc., Class A	97,583	2,789,898
Industrial Logistics Properties Trust	42,618	859,605
Life Storage, Inc.	12,781	1,243,208
Omega Healthcare Investors, Inc.	19,591	747,397
Physicians Realty Trust	45,265	851,435
Senior Housing Properties Trust	171,109	2,015,664
Spirit Realty Capital, Inc.	33,322	1,323,883
Tanger Factory Outlet Centers, Inc.	120,228	2,522,383
Weingarten Realty Investors	55,701	1,635,938
		20,787,974
Food Products — 1.6%
General Mills, Inc.	77,227	3,996,497
Hershey Co. (The)	16,870	1,937,182
		5,933,679
Health Care Equipment and Supplies — 1.3%
Medtronic plc	53,145	4,840,447
Health Care Providers and Services — 0.6%
UnitedHealth Group, Inc.	8,800	2,175,888
Hotels, Restaurants and Leisure — 0.9%
Darden Restaurants, Inc.	27,960	3,396,301
Household Durables — 0.5%
Garmin Ltd.	19,304	1,666,900

Household Products — 0.1%
Procter & Gamble Co. (The)	2,306	239,939
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	30,482	4,844,199
Insurance — 1.7%
MetLife, Inc.	78,405	3,337,701
Progressive Corp. (The)	32,997	2,378,754
Prudential Financial, Inc.	4,316	396,554
Travelers Cos., Inc. (The)	2,138	293,248
		6,406,257
Interactive Media and Services — 4.4%
Alphabet, Inc., Class A(1)	10,721	12,617,438
Facebook, Inc., Class A(1)	24,124	4,021,229
		16,638,667
Internet and Direct Marketing Retail — 2.9%
Amazon.com, Inc.(1)	4,943	8,802,247
eBay, Inc.	51,489	1,912,302
		10,714,549
IT Services — 2.5%
Fidelity National Information Services, Inc.	2,461	278,339
International Business Machines Corp.	36,288	5,120,237
Leidos Holdings, Inc.	6,167	395,243
MAXIMUS, Inc.	8,168	579,765
Total System Services, Inc.	800	76,008
Visa, Inc., Class A	19,682	3,074,131
		9,523,723
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc.	8,505	2,327,989
Machinery — 1.8%
Caterpillar, Inc.	17,901	2,425,406
Cummins, Inc.	9,249	1,460,140
Snap-on, Inc.	18,810	2,944,141
		6,829,687
Media — 0.7%
Comcast Corp., Class A	4,242	169,595
Interpublic Group of Cos., Inc. (The)	123,671	2,598,328
		2,767,923
Metals and Mining — 0.5%
Nucor Corp.	31,679	1,848,470
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Two Harbors Investment Corp.	90,659	1,226,616
Multi-Utilities — 1.0%
Dominion Energy, Inc.	48,028	3,681,827
Multiline Retail — 0.9%
Kohl's Corp.	49,941	3,434,443
Oil, Gas and Consumable Fuels — 6.4%
Chevron Corp.	56,780	6,994,161
ConocoPhillips	47,299	3,156,735
Exxon Mobil Corp.	29,769	2,405,335

HollyFrontier Corp.	55,577	2,738,279
Occidental Petroleum Corp.	52,836	3,497,743
Phillips 66	35,143	3,344,559
Valero Energy Corp.	21,960	1,862,867
		23,999,679
Paper and Forest Products — 0.8%
Domtar Corp.	58,902	2,924,484
Pharmaceuticals — 6.8%
Allergan plc	22,780	3,335,220
Bristol-Myers Squibb Co.	81,717	3,898,718
Eli Lilly & Co.	30,976	4,019,446
Johnson & Johnson	28,397	3,969,616
Merck & Co., Inc.	39,879	3,316,736
Pfizer, Inc.	162,825	6,915,178
		25,454,914
Semiconductors and Semiconductor Equipment — 6.0%
Applied Materials, Inc.	69,701	2,764,342
Broadcom, Inc.	17,411	5,235,662
Intel Corp.	124,501	6,685,704
KLA-Tencor Corp.	23,435	2,798,373
Lam Research Corp.	3,856	690,262
QUALCOMM, Inc.	74,372	4,241,435
		22,415,778
Software — 7.7%
Intuit, Inc.	16,514	4,316,925
LogMeIn, Inc.	23,369	1,871,857
Microsoft Corp.	148,209	17,479,769
Oracle Corp. (New York)	98,058	5,266,695
		28,935,246
Specialty Retail — 0.6%
American Eagle Outfitters, Inc.	81,723	1,811,799
Best Buy Co., Inc.	5,023	356,934
		2,168,733
Technology Hardware, Storage and Peripherals — 5.6%
Apple, Inc.	69,490	13,199,626
Hewlett Packard Enterprise Co.	144,479	2,229,311
HP, Inc.	148,872	2,892,583
Seagate Technology plc	54,625	2,615,991
		20,937,511
Textiles, Apparel and Luxury Goods — 2.2%
NIKE, Inc., Class B	23,166	1,950,809
Ralph Lauren Corp.	25,083	3,252,764
Tapestry, Inc.	91,823	2,983,329
		8,186,902
Tobacco — 2.8%
Altria Group, Inc.	89,309	5,129,016
Philip Morris International, Inc.	61,211	5,410,440
		10,539,456

Trading Companies and Distributors — 0.9%
W.W. Grainger, Inc.	10,866	3,269,905
TOTAL COMMON STOCKS (Cost $292,941,080)		372,371,781
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $2,645,676), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $2,593,332)		2,592,824
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $444,823), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $433,045)		433,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,759	1,759
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,027,583)		3,027,583
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $295,968,663)		375,399,364
OTHER ASSETS AND LIABILITIES — 0.1%		337,641
TOTAL NET ASSETS — 100.0%		$375,737,005

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	372,371,781	—	—
Temporary Cash Investments	1,759	3,025,824	—
	372,373,540	3,025,824	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
March 31, 2019

VP International - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Australia — 4.6%
Atlassian Corp. plc, Class A(1)	5,970	670,968
BHP Group Ltd.	71,530	1,954,902
CSL Ltd.	27,960	3,870,142
Treasury Wine Estates Ltd.	133,140	1,411,423
		7,907,435
Austria — 1.0%
Erste Group Bank AG	48,163	1,769,920
Belgium — 1.1%
KBC Group NV	25,850	1,805,948
Brazil — 1.5%
Localiza Rent a Car SA	202,139	1,688,729
Magazine Luiza SA	20,600	903,636
		2,592,365
Canada — 3.2%
Alimentation Couche-Tard, Inc., B Shares	31,540	1,857,918
Canada Goose Holdings, Inc.(1)	24,790	1,190,416
Canadian Pacific Railway Ltd.	7,160	1,475,238
Nutrien Ltd.	19,220	1,013,676
		5,537,248
China — 5.2%
Alibaba Group Holding Ltd. ADR(1)	14,130	2,578,019
ANTA Sports Products Ltd.	327,000	2,224,447
GDS Holdings Ltd. ADR(1)	15,890	567,114
Huazhu Group Ltd. ADR	25,566	1,077,351
TAL Education Group ADR(1)	19,030	686,603
Tencent Holdings Ltd.	37,600	1,729,132
		8,862,666
Denmark — 1.2%
Chr Hansen Holding A/S	20,740	2,102,233
Finland — 1.6%
Neste Oyj	24,890	2,652,435
France — 10.8%
Airbus SE	19,840	2,623,926
Danone SA	43,520	3,353,348
Dassault Systemes SE	14,300	2,129,447
Edenred	22,210	1,010,764
Eurofins Scientific SE	2,220	918,915
Kering SA	4,650	2,666,490
Peugeot SA	49,670	1,211,295
TOTAL SA	35,700	1,983,102
Ubisoft Entertainment SA(1)	10,930	973,012
Vivendi SA	52,030	1,507,559
		18,377,858

Germany — 5.8%
adidas AG	7,920	1,924,331
Aroundtown SA	213,600	1,761,103
Deutsche Boerse AG	8,890	1,139,841
HUGO BOSS AG	12,300	839,993
Infineon Technologies AG	60,410	1,198,423
Symrise AG	33,550	3,022,821
		9,886,512
Hong Kong — 3.9%
AIA Group Ltd.	529,400	5,270,430
Hong Kong Exchanges & Clearing Ltd.	38,100	1,327,927
		6,598,357
Hungary — 0.2%
OTP Bank Nyrt.	9,180	403,918
India — 0.7%
HDFC Bank Ltd.	35,370	1,183,970
Indonesia — 0.6%
Bank Central Asia Tbk PT	547,800	1,067,518
Ireland — 2.9%
CRH plc	68,399	2,121,490
ICON plc(1)	6,890	941,036
Kerry Group plc, A Shares	16,870	1,882,931
		4,945,457
Japan — 15.9%
Anritsu Corp.	82,000	1,516,737
Daikin Industries Ltd.	9,100	1,064,937
Fast Retailing Co. Ltd.	3,000	1,408,373
GMO Payment Gateway, Inc.	10,000	709,194
Hoya Corp.	26,600	1,754,213
JGC Corp.	50,000	663,629
Keyence Corp.	5,900	3,671,596
MonotaRO Co. Ltd.	68,200	1,514,393
Murata Manufacturing Co. Ltd.	27,900	1,387,574
Obic Co. Ltd.	11,800	1,188,198
Pan Pacific International Holdings Corp.	27,300	1,805,549
Recruit Holdings Co. Ltd.	87,900	2,507,010
Shiseido Co. Ltd.	24,200	1,743,981
SMC Corp.	2,900	1,086,682
Sysmex Corp.	20,100	1,213,291
Terumo Corp.	68,400	2,086,006
Unicharm Corp.	52,900	1,748,378
		27,069,741
Netherlands — 6.1%
Adyen NV(1)	2,128	1,666,185
ASML Holding NV	11,730	2,200,039
InterXion Holding NV(1)	32,810	2,189,411
Koninklijke DSM NV	15,960	1,739,469

Koninklijke KPN NV	474,250	1,503,404
QIAGEN NV(1)	26,237	1,067,321
		10,365,829
New Zealand — 0.6%
a2 Milk Co. Ltd.(1)	114,400	1,106,348
Norway — 0.7%
Aker BP ASA	31,470	1,120,156
Russia — 0.8%
Yandex NV, A Shares(1)	38,980	1,338,573
Spain — 1.1%
Cellnex Telecom SA(1)	64,017	1,878,578
Sweden — 5.4%
Atlas Copco AB, A Shares	31,600	848,519
Hexagon AB, B Shares	42,950	2,240,516
Lundin Petroleum AB	56,460	1,911,696
Swedish Match AB	43,420	2,213,195
Telefonaktiebolaget LM Ericsson, B Shares	221,890	2,038,640
		9,252,566
Switzerland — 8.0%
Lonza Group AG(1)	11,510	3,569,458
Novartis AG	34,610	3,329,095
Partners Group Holding AG	2,240	1,628,682
Sika AG	12,408	1,733,319
Straumann Holding AG	2,120	1,729,852
Temenos AG(1)	11,670	1,720,468
		13,710,874
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	183,000	1,457,682
United Kingdom — 14.7%
Ashtead Group plc	47,560	1,147,522
Associated British Foods plc	57,160	1,815,787
AstraZeneca plc	54,880	4,385,202
B&M European Value Retail SA	415,639	2,022,479
Bunzl plc	47,830	1,577,339
Burberry Group plc	49,100	1,249,908
Compass Group plc	95,033	2,233,533
Diageo plc	106,270	4,343,347
London Stock Exchange Group plc	50,900	3,149,661
Melrose Industries plc	571,240	1,362,657
Royal Dutch Shell plc, A Shares	21,545	676,224
Standard Chartered plc (London)	151,570	1,167,299
		25,130,958
TOTAL COMMON STOCKS (Cost $139,751,925)		168,125,145
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $1,809,753), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $1,773,947)		1,773,600
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $305,170), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $296,031)		296,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	1,394	1,394
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,070,994)		2,070,994
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $141,822,919)		170,196,139
OTHER ASSETS AND LIABILITIES — 0.3%		540,274
TOTAL NET ASSETS — 100.0%		$170,736,413

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	15.7%
Health Care	14.5%
Consumer Discretionary	14.0%
Consumer Staples	12.5%
Financials	11.7%
Industrials	10.9%
Materials	7.9%
Communication Services	5.3%
Energy	5.0%
Real Estate	1.0%
Cash and Equivalents*	1.5%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	670,968	7,236,467	—
Canada	1,190,416	4,346,832	—
China	4,909,087	3,953,579	—
Ireland	941,036	4,004,421	—
Netherlands	3,256,732	7,109,097	—
Russia	1,338,573	—	—
Other Countries	—	129,167,937	—
Temporary Cash Investments	1,394	2,069,600	—
	12,308,206	157,887,933	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
March 31, 2019

VP Large Company Value - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.1%
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	3,590	401,147
Airlines — 1.2%
Southwest Airlines Co.	9,100	472,381
Auto Components — 0.8%
BorgWarner, Inc.	7,990	306,896
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	14,490	393,693
Banks — 13.8%
Bank of America Corp.	17,060	470,685
BB&T Corp.	21,510	1,000,860
JPMorgan Chase & Co.	14,220	1,439,491
PNC Financial Services Group, Inc. (The)	7,750	950,615
U.S. Bancorp	26,540	1,278,963
Wells Fargo & Co.	10,040	485,133
		5,625,747
Beverages — 1.3%
PepsiCo, Inc.	4,400	539,220
Building Products — 1.3%
Johnson Controls International plc	14,560	537,846
Capital Markets — 4.8%
Ameriprise Financial, Inc.	4,690	600,789
Bank of New York Mellon Corp. (The)	16,860	850,250
Invesco Ltd.	25,630	494,915
		1,945,954
Chemicals — 0.8%
Dow, Inc.(1)(2)	370	19,120
DowDuPont, Inc.	8,630	311,284
		330,404
Communications Equipment — 1.5%
Cisco Systems, Inc.	11,110	599,829
Containers and Packaging — 0.7%
WestRock Co.	7,560	289,926
Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc.	21,190	1,252,965
Electric Utilities — 3.9%
Eversource Energy	7,470	529,997
Pinnacle West Capital Corp.	4,440	424,375
Xcel Energy, Inc.	11,530	648,101
		1,602,473
Electrical Equipment — 1.9%
Eaton Corp. plc	5,200	418,912

Emerson Electric Co.	5,310	363,576
		782,488
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	6,450	520,837
Energy Equipment and Services — 3.0%
Baker Hughes a GE Co.	14,470	401,108
Schlumberger Ltd.	18,330	798,638
		1,199,746
Equity Real Estate Investment Trusts (REITs) — 1.4%
Weyerhaeuser Co.	22,070	581,324
Food and Staples Retailing — 1.4%
Sysco Corp.	4,630	309,099
Walmart, Inc.	2,830	276,010
		585,109
Food Products — 3.2%
Conagra Brands, Inc.	11,020	305,695
Kellogg Co.	3,260	187,059
Mondelez International, Inc., Class A	16,540	825,676
		1,318,430
Health Care Equipment and Supplies — 6.5%
Hologic, Inc.(1)	6,890	333,476
Medtronic plc	14,820	1,349,806
Zimmer Biomet Holdings, Inc.	7,500	957,750
		2,641,032
Health Care Providers and Services — 2.2%
McKesson Corp.	2,960	346,498
Quest Diagnostics, Inc.	6,070	545,814
		892,312
Health Care Technology — 1.1%
Cerner Corp.(1)	7,780	445,094
Hotels, Restaurants and Leisure — 0.6%
Carnival Corp.	4,790	242,949
Household Durables — 0.5%
PulteGroup, Inc.	7,370	206,065
Household Products — 3.6%
Colgate-Palmolive Co.	6,430	440,712
Procter & Gamble Co. (The)	9,980	1,038,419
		1,479,131
Industrial Conglomerates — 1.1%
Siemens AG	4,100	441,245
Insurance — 3.5%
Aflac, Inc.	8,460	423,000
Chubb Ltd.	7,120	997,370
		1,420,370
Machinery — 2.7%
Atlas Copco AB, B Shares	22,880	566,260
Cummins, Inc.	3,250	513,077
		1,079,337

Multiline Retail — 0.5%
Target Corp.	2,500	200,650
Oil, Gas and Consumable Fuels — 8.2%
Anadarko Petroleum Corp.	5,360	243,773
Chevron Corp.	9,190	1,132,024
EQT Corp.	7,560	156,794
Equitrans Midstream Corp.	6,050	131,769
Noble Energy, Inc.	8,020	198,335
Royal Dutch Shell plc, Class B ADR	4,050	258,997
TOTAL SA ADR	21,640	1,204,266
		3,325,958
Personal Products — 0.7%
Unilever NV CVA	4,650	270,092
Pharmaceuticals — 8.5%
Allergan plc	2,120	310,389
Johnson & Johnson	10,700	1,495,753
Merck & Co., Inc.	7,300	607,141
Pfizer, Inc.	24,840	1,054,955
		3,468,238
Road and Rail — 0.5%
Union Pacific Corp.	1,260	210,672
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	9,950	394,617
Intel Corp.	20,330	1,091,721
		1,486,338
Software — 1.5%
Oracle Corp. (New York)	11,180	600,478
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	2,170	370,050
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	940	178,553
TOTAL COMMON STOCKS (Cost $34,524,824)		38,244,979
EXCHANGE-TRADED FUNDS — 2.7%
iShares Russell 1000 Value ETF (Cost $1,084,392)	9,010	1,112,645
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $1,077,010), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $1,055,701)		1,055,495
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $181,033), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $176,018)		176,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,231,495)		1,231,495
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $36,840,711)		40,589,119
OTHER ASSETS AND LIABILITIES — 0.2%		69,550
TOTAL NET ASSETS — 100.0%		$40,658,669

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,609,609	EUR	1,410,799	Credit Suisse AG	6/28/19	$15,388
USD	218,240	GBP	164,641	JPMorgan Chase Bank N.A.	6/28/19	2,874
JPY	1,015,897	USD	9,262	Bank of America N.A	6/28/19	(33)
USD	345,376	JPY	37,750,129	Bank of America N.A	6/28/19	2,440
SEK	108,936	USD	11,875	Goldman Sachs & Co.	6/28/19	(81)
SEK	115,283	USD	12,495	Goldman Sachs & Co.	6/28/19	(15)
USD	477,571	SEK	4,379,227	Goldman Sachs & Co.	6/28/19	3,468
						$24,041

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	36,967,382	1,277,597	—
Exchange-Traded Funds	1,112,645	—	—
Temporary Cash Investments	—	1,231,495	—
	38,080,027	2,509,092	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	24,170	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	129	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
March 31, 2019

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.4%
Aerospace and Defense — 0.4%
Textron, Inc.	72,012	3,648,128
Airlines — 1.5%
Southwest Airlines Co.	275,816	14,317,609
Auto Components — 1.1%
Aptiv plc	29,848	2,372,617
BorgWarner, Inc.	222,014	8,527,558
		10,900,175
Automobiles — 1.7%
Honda Motor Co. Ltd. ADR	327,059	8,886,193
Thor Industries, Inc.	119,830	7,473,797
		16,359,990
Banks — 9.4%
BB&T Corp.	425,954	19,819,640
Comerica, Inc.	108,208	7,933,811
Commerce Bancshares, Inc.	160,791	9,335,525
First Hawaiian, Inc.	453,986	11,826,335
M&T Bank Corp.	69,914	10,977,896
Prosperity Bancshares, Inc.	76,555	5,286,888
SunTrust Banks, Inc.	73,731	4,368,562
UMB Financial Corp.	172,396	11,040,240
Westamerica Bancorporation	147,759	9,131,506
		89,720,403
Beverages — 0.5%
Molson Coors Brewing Co., Class B	77,040	4,595,436
Building Products — 2.0%
Johnson Controls International plc	441,044	16,292,165
Masco Corp.	60,900	2,393,979
		18,686,144
Capital Markets — 6.7%
Ameriprise Financial, Inc.	111,276	14,254,456
Invesco Ltd.	659,619	12,737,243
Northern Trust Corp.	317,081	28,667,293
State Street Corp.	131,806	8,674,153
		64,333,145
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	58,111	4,670,962
Containers and Packaging — 3.5%
Graphic Packaging Holding Co.	1,034,824	13,069,827
Packaging Corp. of America	64,047	6,364,991
Sonoco Products Co.	136,872	8,421,734
WestRock Co.	137,582	5,276,270
		33,132,822

Distributors — 0.7%
Genuine Parts Co.	60,992	6,832,934
Electric Utilities — 4.6%
Edison International	104,988	6,500,857
Eversource Energy	93,843	6,658,161
Pinnacle West Capital Corp.	129,868	12,412,784
Xcel Energy, Inc.	333,740	18,759,525
		44,331,327
Electrical Equipment — 6.6%
Eaton Corp. plc	119,345	9,614,433
Emerson Electric Co.	174,869	11,973,281
Hubbell, Inc.	210,777	24,867,471
nVent Electric plc	306,233	8,262,166
Schneider Electric SE	99,272	7,788,406
		62,505,757
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	116,090	9,374,267
Energy Equipment and Services — 2.1%
Baker Hughes a GE Co.	383,505	10,630,759
Halliburton Co.	165,645	4,853,398
National Oilwell Varco, Inc.	157,736	4,202,087
		19,686,244
Equity Real Estate Investment Trusts (REITs) — 4.9%
American Tower Corp.	21,363	4,209,793
Empire State Realty Trust, Inc., Class A	295,752	4,672,882
MGM Growth Properties LLC, Class A	322,456	10,399,206
Piedmont Office Realty Trust, Inc., Class A	415,598	8,665,218
Weyerhaeuser Co.	698,422	18,396,435
		46,343,534
Food and Staples Retailing — 1.0%
Sysco Corp.	135,952	9,076,155
Food Products — 4.7%
Conagra Brands, Inc.	351,864	9,760,707
J.M. Smucker Co. (The)	45,398	5,288,867
Kellogg Co.	87,616	5,027,406
Mondelez International, Inc., Class A	248,969	12,428,533
Orkla ASA	1,657,383	12,721,089
		45,226,602
Gas Utilities — 1.5%
Atmos Energy Corp.	69,714	7,175,662
Spire, Inc.	92,460	7,608,533
		14,784,195
Health Care Equipment and Supplies — 4.1%
Hologic, Inc.(1)	88,970	4,306,148
Siemens Healthineers AG	151,254	6,303,211
Zimmer Biomet Holdings, Inc.	222,255	28,381,964
		38,991,323
Health Care Providers and Services — 4.4%
Cardinal Health, Inc.	264,099	12,716,367

Henry Schein, Inc.(1)	114,826	6,902,191
McKesson Corp.	80,156	9,383,061
Quest Diagnostics, Inc.	142,705	12,832,034
		41,833,653
Health Care Technology — 1.0%
Cerner Corp.(1)	163,456	9,351,318
Hotels, Restaurants and Leisure — 1.7%
Carnival Corp.	152,708	7,745,350
Sodexo SA	78,363	8,628,629
		16,373,979
Household Durables — 1.0%
PulteGroup, Inc.	348,309	9,738,720
Household Products — 1.0%
Kimberly-Clark Corp.	78,239	9,693,812
Insurance — 5.1%
Aflac, Inc.	118,600	5,930,000
Arthur J. Gallagher & Co.	36,879	2,880,250
Brown & Brown, Inc.	181,279	5,349,543
Chubb Ltd.	103,890	14,552,911
ProAssurance Corp.	123,073	4,259,557
Reinsurance Group of America, Inc.	64,596	9,171,340
Torchmark Corp.	38,501	3,155,157
Travelers Cos., Inc. (The)	25,031	3,433,252
		48,732,010
Machinery — 3.7%
Atlas Copco AB, B Shares	302,542	7,487,648
Cummins, Inc.	78,855	12,448,839
IMI plc	759,439	9,475,876
PACCAR, Inc.	90,948	6,197,197
		35,609,560
Multi-Utilities — 3.2%
Ameren Corp.	143,090	10,524,270
NorthWestern Corp.	192,900	13,582,089
WEC Energy Group, Inc.	82,393	6,515,638
		30,621,997
Multiline Retail — 0.7%
Target Corp.	88,593	7,110,474
Oil, Gas and Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	143,790	6,539,569
Cimarex Energy Co.	98,467	6,882,843
Devon Energy Corp.	304,830	9,620,435
EQT Corp.	339,663	7,044,611
Equitrans Midstream Corp.	268,159	5,840,503
Imperial Oil Ltd.	146,799	4,007,354
Noble Energy, Inc.	382,975	9,470,972
		49,406,287
Road and Rail — 1.0%
Heartland Express, Inc.	499,832	9,636,761

Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	270,069	10,710,936
Maxim Integrated Products, Inc.	219,783	11,685,862
Microchip Technology, Inc.	91,835	7,618,632
Teradyne, Inc.	128,736	5,128,842
		35,144,272
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	60,084	10,246,124
Technology Hardware, Storage and Peripherals — 0.7%
HP, Inc.	341,526	6,635,850
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	686,397	9,163,400
Trading Companies and Distributors — 1.4%
MSC Industrial Direct Co., Inc., Class A	157,612	13,036,088
TOTAL COMMON STOCKS (Cost $817,543,801)		899,851,457
EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell Mid-Cap Value ETF (Cost $27,806,569)	331,380	28,783,667
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $21,911,665), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $21,478,150)		21,473,945
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 10/31/23, valued at $3,663,560), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $3,589,374)		3,589,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,705	11,705
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,074,650)		25,074,650
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $870,425,020)		953,709,774
OTHER ASSETS AND LIABILITIES — (0.1)%		(557,842)
TOTAL NET ASSETS — 100.0%		$953,151,932

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	165,956	USD	124,237	Morgan Stanley	6/28/19	$219
USD	3,464,741	CAD	4,639,289	Morgan Stanley	6/28/19	(14,404)
EUR	510,730	USD	577,333	Credit Suisse AG	6/28/19	(202)
USD	19,961,007	EUR	17,495,536	Credit Suisse AG	6/28/19	190,819
GBP	177,519	USD	235,826	JPMorgan Chase Bank N.A.	6/28/19	(3,614)
USD	8,265,797	GBP	6,235,754	JPMorgan Chase Bank N.A.	6/28/19	108,834
USD	5,502,783	JPY	601,462,404	Bank of America N.A.	6/28/19	38,890
USD	10,987,539	NOK	93,403,968	Goldman Sachs & Co.	6/28/19	121,841
USD	6,364,656	SEK	58,362,621	Goldman Sachs & Co.	6/28/19	46,224
						$488,607

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Electrical Equipment	54,717,351	7,788,406	—
Food Products	32,505,513	12,721,089	—
Health Care Equipment and Supplies	32,688,112	6,303,211	—
Hotels, Restaurants and Leisure	7,745,350	8,628,629	—
Machinery	18,646,036	16,963,524	—
Oil, Gas and Consumable Fuels	45,398,933	4,007,354	—
Other Industries	651,737,949	—	—
Exchange-Traded Funds	28,783,667	—	—
Temporary Cash Investments	11,705	25,062,945	—
	872,234,616	81,475,158	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	506,827	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	18,220	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
March 31, 2019

VP Ultra - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%
Aerospace and Defense — 2.9%
Boeing Co. (The)	16,190	6,175,190
Automobiles — 1.2%
Tesla, Inc.(1)	9,340	2,613,892
Banks — 2.2%
JPMorgan Chase & Co.	27,600	2,793,948
U.S. Bancorp	39,700	1,913,143
		4,707,091
Beverages — 1.3%
Constellation Brands, Inc., Class A	16,090	2,821,060
Biotechnology — 6.4%
Alexion Pharmaceuticals, Inc.(1)	8,180	1,105,772
Alnylam Pharmaceuticals, Inc.(1)	7,910	739,190
Biogen, Inc.(1)	5,130	1,212,629
Bluebird Bio, Inc.(1)	5,380	846,435
Celgene Corp.(1)	40,510	3,821,714
Ionis Pharmaceuticals, Inc.(1)	13,260	1,076,314
Regeneron Pharmaceuticals, Inc.(1)	9,760	4,007,651
Sage Therapeutics, Inc.(1)	6,330	1,006,787
		13,816,492
Capital Markets — 0.8%
MSCI, Inc.	8,410	1,672,244
Chemicals — 1.3%
Ecolab, Inc.	15,540	2,743,432
Electrical Equipment — 0.8%
Acuity Brands, Inc.	15,190	1,822,952
Electronic Equipment, Instruments and Components — 1.2%
Cognex Corp.	13,830	703,394
Keyence Corp.	1,200	746,765
Yaskawa Electric Corp.	34,800	1,091,131
		2,541,290
Entertainment — 4.1%
Netflix, Inc.(1)	10,760	3,836,586
Walt Disney Co. (The)	44,940	4,989,688
		8,826,274
Food and Staples Retailing — 1.6%
Costco Wholesale Corp.	14,540	3,520,716
Health Care Equipment and Supplies — 4.4%
ABIOMED, Inc.(1)	2,750	785,372
Edwards Lifesciences Corp.(1)	9,560	1,829,115
IDEXX Laboratories, Inc.(1)	6,190	1,384,084
Intuitive Surgical, Inc.(1)	9,610	5,483,274
		9,481,845

Health Care Providers and Services — 3.6%
UnitedHealth Group, Inc.	31,000	7,665,060
Hotels, Restaurants and Leisure — 2.3%
Chipotle Mexican Grill, Inc.(1)	3,930	2,791,518
Starbucks Corp.	30,620	2,276,291
		5,067,809
Interactive Media and Services — 11.3%
Alphabet, Inc., Class A(1)	5,140	6,049,215
Alphabet, Inc., Class C(1)	6,450	7,567,850
Baidu, Inc. ADR(1)	5,720	942,942
Facebook, Inc., Class A(1)	47,680	7,947,779
Tencent Holdings Ltd.	40,300	1,853,298
		24,361,084
Internet and Direct Marketing Retail — 6.4%
Amazon.com, Inc.(1)	7,710	13,729,582
IT Services — 12.1%
Mastercard, Inc., Class A	42,280	9,954,826
PayPal Holdings, Inc.(1)	45,730	4,748,603
Square, Inc., Class A(1)	16,610	1,244,421
Visa, Inc., Class A	64,370	10,053,951
		26,001,801
Machinery — 4.1%
Cummins, Inc.	18,650	2,944,276
Donaldson Co., Inc.	13,040	652,782
Nordson Corp.	7,730	1,024,380
WABCO Holdings, Inc.(1)	15,129	1,994,456
Wabtec Corp.	29,510	2,175,477
		8,791,371
Oil, Gas and Consumable Fuels — 1.6%
Concho Resources, Inc.	11,640	1,291,574
EOG Resources, Inc.	22,430	2,134,888
		3,426,462
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	21,220	3,512,971
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc.(1)	28,820	924,257
Road and Rail — 1.1%
J.B. Hunt Transport Services, Inc.	23,700	2,400,573
Semiconductors and Semiconductor Equipment — 3.1%
Analog Devices, Inc.	22,990	2,420,157
Applied Materials, Inc.	13,920	552,067
Maxim Integrated Products, Inc.	31,320	1,665,284
Xilinx, Inc.	15,830	2,007,086
		6,644,594
Software — 6.2%
DocuSign, Inc.(1)	21,830	1,131,667
Microsoft Corp.	40,630	4,791,902
salesforce.com, Inc.(1)	27,780	4,399,519
Splunk, Inc.(1)	7,360	917,056

Tableau Software, Inc., Class A(1)	16,030	2,040,298
		13,280,442
Specialty Retail — 3.9%
O'Reilly Automotive, Inc.(1)	1,220	473,726
Ross Stores, Inc.	25,200	2,346,120
TJX Cos., Inc. (The)	105,880	5,633,875
		8,453,721
Technology Hardware, Storage and Peripherals — 8.1%
Apple, Inc.	91,560	17,391,822
Textiles, Apparel and Luxury Goods — 2.5%
NIKE, Inc., Class B	45,220	3,807,976
Under Armour, Inc., Class C(1)	79,250	1,495,448
		5,303,424
TOTAL COMMON STOCKS (Cost $73,925,706)		207,697,451
EXCHANGE-TRADED FUNDS — 1.4%
iShares Russell 1000 Growth ETF (Cost $2,644,102)	19,080	2,887,949
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $3,612,830), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $3,541,351)		3,540,658
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $605,167), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $591,062)		591,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,690	2,690
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,134,348)		4,134,348
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $80,704,156)		214,719,748
OTHER ASSETS AND LIABILITIES — 0.2%		433,534
TOTAL NET ASSETS — 100.0%		$215,153,282

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	664,382	JPY	72,618,000	Bank of America N.A.	6/28/19	$4,695

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	204,006,257	3,691,194	—
Exchange-Traded Funds	2,887,949	—	—
Temporary Cash Investments	2,690	4,131,658	—
	206,896,896	7,822,852	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,695	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
March 31, 2019

VP Value - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	24,960	2,789,030
Airlines — 0.4%
Southwest Airlines Co.	59,120	3,068,919
Auto Components — 0.8%
BorgWarner, Inc.	94,530	3,630,897
Delphi Technologies plc	174,761	3,365,897
		6,996,794
Automobiles — 1.2%
General Motors Co.	160,634	5,959,521
Honda Motor Co. Ltd.	155,100	4,191,325
		10,150,846
Banks — 15.1%
Bank of America Corp.	777,560	21,452,880
BB&T Corp.	189,040	8,796,031
BOK Financial Corp.	19,640	1,601,642
Comerica, Inc.	58,592	4,295,965
JPMorgan Chase & Co.	280,519	28,396,938
M&T Bank Corp.	34,484	5,414,678
PNC Financial Services Group, Inc. (The)	95,242	11,682,384
U.S. Bancorp	470,782	22,686,985
UMB Financial Corp.	48,987	3,137,128
Wells Fargo & Co.	440,022	21,261,863
		128,726,494
Beverages — 0.5%
PepsiCo, Inc.	34,691	4,251,382
Building Products — 1.0%
Johnson Controls International plc	219,931	8,124,251
Capital Markets — 5.1%
Ameriprise Financial, Inc.	44,140	5,654,334
Bank of New York Mellon Corp. (The)	78,210	3,944,130
BlackRock, Inc.	20,620	8,812,370
Franklin Resources, Inc.	114,803	3,804,572
Invesco Ltd.	317,536	6,131,620
Northern Trust Corp.	80,027	7,235,241
State Street Corp.	116,620	7,674,762
		43,257,029
Communications Equipment — 2.3%
Cisco Systems, Inc.	362,433	19,567,758
Containers and Packaging — 1.0%
Packaging Corp. of America	21,720	2,158,534
Sonoco Products Co.	61,661	3,794,001

WestRock Co.	77,610	2,976,343
		8,928,878
Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class A(1)	50	15,060,750
Berkshire Hathaway, Inc., Class B(1)	32,534	6,535,755
		21,596,505
Diversified Telecommunication Services — 4.8%
AT&T, Inc.	707,434	22,185,130
Verizon Communications, Inc.	311,320	18,408,352
		40,593,482
Electric Utilities — 0.4%
Edison International	53,900	3,337,488
Electrical Equipment — 1.6%
Hubbell, Inc.	66,510	7,846,850
nVent Electric plc	213,214	5,752,514
		13,599,364
Electronic Equipment, Instruments and Components — 1.1%
Keysight Technologies, Inc.(1)	23,999	2,092,713
TE Connectivity Ltd.	90,140	7,278,805
		9,371,518
Energy Equipment and Services — 4.4%
Baker Hughes a GE Co.	282,844	7,840,436
Halliburton Co.	266,700	7,814,310
National Oilwell Varco, Inc.	145,742	3,882,567
Schlumberger Ltd.	403,200	17,567,424
		37,104,737
Equity Real Estate Investment Trusts (REITs) — 0.6%
Weyerhaeuser Co.	193,450	5,095,473
Food and Staples Retailing — 1.1%
Walmart, Inc.	100,068	9,759,632
Food Products — 3.6%
Conagra Brands, Inc.	122,910	3,409,523
Kellogg Co.	126,647	7,267,005
Mondelez International, Inc., Class A	265,406	13,249,068
Orkla ASA	838,230	6,433,756
		30,359,352
Health Care Equipment and Supplies — 4.3%
Abbott Laboratories	66,740	5,335,196
Medtronic plc	154,777	14,097,089
Siemens Healthineers AG	115,412	4,809,567
Zimmer Biomet Holdings, Inc.	93,726	11,968,810
		36,210,662
Health Care Providers and Services — 3.3%
Cardinal Health, Inc.	220,950	10,638,742
Laboratory Corp. of America Holdings(1)	15,370	2,351,303
McKesson Corp.	91,360	10,694,601
Quest Diagnostics, Inc.	45,940	4,130,925
		27,815,571

Health Care Technology — 0.3%
Cerner Corp.(1)	50,400	2,883,384
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	62,954	3,193,027
Sodexo SA	13,490	1,485,397
		4,678,424
Household Products — 2.7%
Kimberly-Clark Corp.	13,630	1,688,757
Procter & Gamble Co. (The)	203,656	21,190,407
		22,879,164
Industrial Conglomerates — 3.3%
General Electric Co.	2,036,564	20,345,274
Siemens AG	70,720	7,610,938
		27,956,212
Insurance — 2.8%
Chubb Ltd.	82,269	11,524,241
MetLife, Inc.	117,679	5,009,595
Reinsurance Group of America, Inc.	39,196	5,565,048
Unum Group	56,820	1,922,221
		24,021,105
Leisure Products — 0.2%
Mattel, Inc.(1)	161,489	2,099,357
Machinery — 1.7%
Atlas Copco AB, B Shares	170,960	4,231,110
Cummins, Inc.	15,920	2,513,290
IMI plc	590,230	7,364,576
		14,108,976
Metals and Mining — 0.5%
BHP Group Ltd.	170,290	4,653,994
Multiline Retail — 0.5%
Target Corp.	50,417	4,046,468
Oil, Gas and Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	220,906	10,046,805
Apache Corp.	94,798	3,285,699
Chevron Corp.	135,890	16,738,930
Cimarex Energy Co.	106,835	7,467,766
ConocoPhillips	35,324	2,357,524
Devon Energy Corp.	304,757	9,618,131
EQT Corp.	220,278	4,568,566
Equitrans Midstream Corp.	134,990	2,940,082
Noble Energy, Inc.	389,001	9,619,995
Occidental Petroleum Corp.	96,502	6,388,432
Royal Dutch Shell plc, B Shares	223,500	7,067,847
TOTAL SA	153,569	8,530,616
		88,630,393
Pharmaceuticals — 9.1%
Allergan plc	62,400	9,135,984
Johnson & Johnson	150,711	21,067,891
Merck & Co., Inc.	220,512	18,339,983

Pfizer, Inc.	516,499	21,935,712
Roche Holding AG	6,100	1,680,678
Teva Pharmaceutical Industries Ltd. ADR(1)	332,296	5,210,401
		77,370,649
Road and Rail — 1.0%
Heartland Express, Inc.	455,329	8,778,743
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	67,844	2,690,693
Intel Corp.	327,297	17,575,849
QUALCOMM, Inc.	112,970	6,442,679
Teradyne, Inc.	89,568	3,568,389
		30,277,610
Software — 1.7%
Microsoft Corp.	14,421	1,700,813
Oracle Corp. (New York)	238,793	12,825,572
		14,526,385
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	49,801	8,492,565
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	201,607	3,917,224
Textiles, Apparel and Luxury Goods — 1.2%
Ralph Lauren Corp.	27,880	3,615,478
Tapestry, Inc.	207,214	6,732,383
		10,347,861
Trading Companies and Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	103,312	8,544,936
TOTAL COMMON STOCKS (Cost $708,829,923)		828,918,615
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $18,911,605), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $18,537,446)		18,533,816
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $3,160,315), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $3,097,323)		3,097,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,711	10,711
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,641,527)		21,641,527
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $730,471,450)		850,560,142
OTHER ASSETS AND LIABILITIES — 0.1%		564,190
TOTAL NET ASSETS — 100.0%		$851,124,332

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,423,458	AUD	4,812,395	Morgan Stanley	6/28/19	$930
USD	1,258,549	CHF	1,238,224	UBS AG	6/28/19	4,787
EUR	423,216	USD	481,297	Credit Suisse AG	6/28/19	(3,058)
USD	17,499,759	EUR	15,338,288	Credit Suisse AG	6/28/19	167,291
USD	10,730,179	GBP	8,094,894	JPMorgan Chase Bank N.A.	6/28/19	141,281
JPY	14,831,437	USD	135,224	Bank of America N.A.	6/28/19	(490)
USD	3,288,557	JPY	359,444,250	Bank of America N.A.	6/28/19	23,241
USD	98,102	JPY	10,760,062	Bank of America N.A.	6/28/19	354
USD	4,897,150	NOK	41,630,186	Goldman Sachs & Co.	6/28/19	54,305
USD	3,253,811	SEK	29,836,794	Goldman Sachs & Co.	6/28/19	23,631
						$412,272

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	5,959,521	4,191,325	—
Food Products	23,925,596	6,433,756	—
Health Care Equipment and Supplies	31,401,095	4,809,567	—
Hotels, Restaurants and Leisure	3,193,027	1,485,397	—
Industrial Conglomerates	20,345,274	7,610,938	—
Machinery	2,513,290	11,595,686	—
Metals and Mining	—	4,653,994	—
Oil, Gas and Consumable Fuels	73,031,930	15,598,463	—
Pharmaceuticals	75,689,971	1,680,678	—
Other Industries	534,799,107	—	—
Temporary Cash Investments	10,711	21,630,816	—
	770,869,522	79,690,620	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	415,820	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,548	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.